N-2 - USD ($)			3 Months Ended
		Sep. 11, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001870833
Amendment Flag		false
Entity Inv Company Type		N-2
Investment Company Act File Number		811-23713
Document Type		N-2
Document Registration Statement		true
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		4
Entity Registrant Name		RiverNorth Managed Duration Municipal Income Fund II, Inc.
Entity Address, Address Line One		360 South Rosemary Avenue
Entity Address, Address Line Two		Suite 1420
Entity Address, City or Town		West Palm Beach
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33401
City Area Code		(561)
Local Phone Number		484-7185
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		true
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load (as a percentage of offering price)	--%*
Offering Expenses Borne by Common Shareholders of the Fund	--%*
Dividend Reinvestment Plan Fees(1)	--%*
Preferred Shares Offering Expenses Borne by the Fund (as a percentage of net assets attributable to Common Shares)	--%*

*	The applicable prospectus supplement to be used in connection with any sales of Common Shares or Preferred Shares will set forth any applicable sales load and the estimated offering expenses borne by the Fund under an Offering.

(1)	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[1],[2]	$ 0.00
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]	0.00%
Other Transaction Expenses [Percent]	[1]	0.00%
Annual Expenses [Table Text Block]

As a Percentage of Net Assets Attributable to Common Shares (Assuming the Use of Leverage Equal to 40% of the Fund’s Managed Assets)
Annual Expenses (as a percentage of offering price)
Management fee(2)	2.29%
Leverage costs(3)(4)(5)	1.97%
Dividends on Preferred Shares(6)	--%
Other Expenses	0.03%
Acquired fund fees and expenses(7)	0.91%
Total annual expenses(8)	5.20%

(2)	The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee is inclusive of the fees payable by the Adviser to the Subadviser for sub-advisory services. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its tender option bond transactions. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.40% of the Fund’s Managed Assets represents 2.29% of net assets attributable to Common Shares assuming the use of leverage in an amount of 40% of the Fund’s Managed Assets. See “Management of the Fund—Investment Advisory and Subadvisory Agreements.”

(3)	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of tender option bond transactions and variations in market interest rates. See “Use of Leverage.”

(4)	The “Leverage Costs” include the expenses associated with the Fund’s tender option bond transactions, including remarketing, administration and trustee services to a TOB issuer.

(5)	Interest and fees on leverage in the table reflect the cost to the Fund of tender option bond transactions, expressed as a percentage of the Fund’s net assets as of June 30, 2023, based on interest rates in effect as of June 30, 2023. The table assumes the use of leverage from the proceeds of tender option bond transactions representing, in the aggregate, 40% of Managed Assets at a weighted average annual expense to the Fund of 3.14%.

(6)	As of the date of this Prospectus, the Fund has not issued any Preferred Shares. The applicable prospectus supplement will set forth the expenses related to any Preferred Shares in the future.

(7)	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the Underlying Funds’ fees attributable to the Fund’s investments in shares of the Underlying Funds. The 0.91% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights, when available.

(8)	The table above assumes the use of leverage in an amount equal to 40% of the Fund’s Managed Assets (or 66% of the Fund’s net assets) and shows Fund expenses as a percentage of net assets attributable to Common Shares, as only Common Shareholders of the Fund will bear all of the expenses reflected in the table. For purposes of this assumption, all leverage used is in the form of proceeds from tender option bond transactions. The table presented below in this footnote 8 estimates what the Fund’s annual expenses would be, stated as percentages of the Fund’s net assets attributable to Common Shares, but, unlike the table above, assumes that the Fund does not utilize leverage. In accordance with these assumptions, the Fund’s expenses would be estimated to be as follows:

Annual expenses (as a percentage of net assets attributable to Common Shares)	As a Percentage of Net Assets Attributable to Common Shares (Assuming No Leverage)
Management fees	1.40%
Acquired fund fees and expenses	0.91%
Total annual expenses	2.31%

Management Fees [Percent]	[3]	2.29%
Interest Expenses on Borrowings [Percent]	[4],[5],[6]	1.97%
Dividend Expenses on Preferred Shares [Percent]	[7]	0.00%
Acquired Fund Fees and Expenses [Percent]	[8]	0.91%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.03%
Total Annual Expenses [Percent]	[9]	5.20%
Expense Example [Table Text Block]

Example(9)

The example illustrates the expenses you would pay on a $1,000 investment in Common Shares, based on the fees and expenses set forth in the table above, assuming a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$52	$156	$259	$515

(9)	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at NAV and that the Fund is engaged in leverage of 40% of Managed Assets, assuming interest and fees on leverage of 3.14%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable for the Fund’s tender option bond transactions. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the table.

Expense Example, Year 01	[10]	$ 52
Expense Example, Years 1 to 3	[10]	156
Expense Example, Years 1 to 5	[10]	259
Expense Example, Years 1 to 10	[10]	$ 515
Purpose of Fee Table , Note [Text Block]

The purpose of the following table and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. Actual expenses may be greater or less than those shown below.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Acquired Fund Fees and Expenses, Note [Text Block]		The “Acquired fund fees and expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the Underlying Funds’ fees attributable to the Fund’s investments in shares of the Underlying Funds. The 0.91% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights, when available.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

Investment Objectives

The Fund’s primary investment objective is current income exempt from regular U.S. federal income taxes (but which may be includable in taxable income for purposes of the Federal alternative minimum tax). The Fund’s secondary investment objective is total return. There is no assurance that the Fund will achieve its investment objectives.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objectives by investing, directly or indirectly, at least 80% of its Managed Assets in municipal bonds, the interest on which is, in the opinion of bond counsel to the issuers, generally excludable from gross income for regular U.S. federal income tax purposes, except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax (“Municipal Bonds”). In order to qualify to pay exempt-interest dividends, which are items of interest excludable from gross income for federal income tax purposes, for each taxable year, the Fund seeks to invest either (i) at least 50% of its total assets directly (and indirectly through tender option bond transactions) in such Municipal Bonds at the end of each calendar quarter, or (ii) at least 50% of its total assets in other funds that are taxed as regulated investment companies at the end of each calendar quarter. See “Risks—Investment-Related Risks—Tax Risks.” In addition, under normal market conditions, the Fund seeks to maintain Managed Assets with a weighted average effective duration that is within three years of the weighted average effective duration of the Bloomberg U.S. Municipal Index. See “—Managed Duration Strategy” below.

Municipal Bonds are debt obligations, which may have a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. See “Risks—Investment-Related Risks—Municipal Bond Risks” and “Risks—Investment-Related Risks—Market Disruption, Geopolitical, Pandemic and Climate Change Risks.” Such territories of the United States include Puerto Rico. See “Risks—Investment-Related Risks—Puerto Rico Municipal Bond Risks” for a discussion of the risks associated with an investment in Puerto Rico Municipal Bonds. Municipal Bonds include, among other instruments, general obligation bonds, revenue bonds, municipal leases, certificates of participation, private activity bonds, moral obligation bonds, and tobacco settlement bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. See “—Portfolio Composition” for a description of the types of Municipal Bonds in which the Fund may invest.

The Fund seeks to allocate its assets between the two principal strategies described below. The Adviser determines the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations. See “Risks—Structural Risks—Asset Allocation Risk.” Under normal market conditions, the Fund may allocate between 25% and 65% of its Managed Assets to the Tactical Municipal Closed-End Fund Strategy (as described below) and 35% to 75% of its Managed Assets to the Municipal Bond Income Strategy (as described below). See “Investment Philosophy and Process.”

Tactical Municipal Closed-End Fund Strategy (25%-65% of Managed Assets). This strategy seeks to (i) generate returns through investments in other investment companies, consisting principally of closed-end funds and exchange-traded funds (“ETFs” and, together with such other investment companies, the “Underlying Funds”), that invest, under normal market conditions, at least 80% of their net assets, plus the amount of any borrowings for investment purposes, in Municipal Bonds, and (ii) derive value from the discount and premium spreads associated with closed-end funds that invest, under normal market conditions, at least 80% of their net assets, plus the amount of any borrowings, for investment purposes, in Municipal Bonds. See “Risks—Investment-Related Risks—Tactical Municipal Closed-End Fund Strategy Risk.” All Underlying Funds will be registered under the Securities Act of 1933, as amended (the “Securities Act”).

Under normal market conditions, the Fund limits its investments in closed-end funds that have been in operation for less than one year to no more than 10% of the Fund’s Managed Assets allocated to the Tactical Municipal Closed-End Fund Strategy. The Fund will not invest in inverse ETFs or leveraged ETFs. Under normal market conditions, the Fund may not invest more than 35% of its Managed Assets in the Tactical Municipal Closed-End Fund Strategy in single state municipal closed-end funds. The Fund’s shareholders will indirectly bear the expenses, including the management fees, of the Underlying Funds. See “Risks—Investment-Related Risks—Underlying Fund Risks.”

Under Section 12(d)(1)(A) of the 1940 Act, the Fund may hold securities of an Underlying Fund in amounts which (i) do not exceed 3% of the total outstanding voting stock of the Underlying Fund, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other Underlying Fund securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. Under Section 12(d)(1)(C) of the 1940 Act, the Fund, together with any other investment companies for which the Adviser acts as an investment adviser, may not, in the aggregate, own more than 10% of the total outstanding voting stock of a registered closed-end investment company. Section 12(d)(1)(F) of the 1940 Act provides that the limitations of Section 12(d)(1) described above shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such Underlying Fund is owned by the Fund and all affiliated persons of the Fund, and (ii) certain requirements are met with respect to sales charges. In addition, Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”), effective as of January 19, 2022, permits the Fund to invest in Underlying Funds beyond the limitations of Section 12(d)(1) described above, subject to various conditions, including that the Fund enter into an investment agreement with the Underlying Fund (which agreements may impose additional conditions on the Fund).

The Fund may invest in Underlying Funds that invest in securities that are rated below investment grade, including those receiving the lowest ratings from S&P Global Ratings, a Standard & Poor’s Financial Services LLC business (“S&P”), Fitch Ratings, a part of the Fitch Group (“Fitch”), or Moody’s Investor Services, Inc. (“Moody’s”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Adviser or Subadviser to be of comparable credit quality, which indicates that the security is in default or has little prospect for full recovery of principal or interest. See “Risks—Investment-Related Risks—Defaulted and Distressed Securities Risk.” Below investment grade securities (such as securities rated below BBB- by S&P or Fitch or below Baa3 by Moody’s) are commonly referred to as “junk” and “high yield” securities. Below investment grade securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. The Underlying Funds in which the Fund invests may invest in securities receiving the lowest ratings from the NRSROs, including securities rated C by Moody’s or D- by S&P. Lower rated below investment grade securities are considered more vulnerable to nonpayment than other below investment grade securities and their issuers are more dependent on favorable business, financial and economic conditions to meet their financial commitments. The lowest rated below investment grade securities are typically already in default. See “Risks—Investment-Related Risks—Credit and Below Investment Grade Securities Risk.”

The Underlying Funds in which the Fund invests will not include those that are advised or subadvised by the Adviser, the Subadviser or their affiliates.

Municipal Bond Income Strategy (35%-75% of Managed Assets). This strategy seeks to capitalize on inefficiencies in the tax-exempt and tax-advantaged securities markets through investments in Municipal Bonds. Under normal market conditions, the Fund may not directly invest more than 25% of the Managed Assets allocated to the Municipal Bond Income Strategy in Municipal Bonds in any one industry or in any one state of origin, and the Fund may not directly invest more than 5% of the Managed Assets allocated to this strategy in the Municipal Bonds of any one issuer, except that the foregoing industry and issuer restrictions shall not apply to general obligation bonds and the Fund will consider the obligor or borrower underlying the Municipal Bond to be the “issuer.” See “Risks—Investment-Related Risks—State Specific and Industry Risks.” The Fund may invest up to 20% of the Managed Assets allocated to the Municipal Bond Income Strategy in Municipal Bonds that pay interest that may be includable in taxable income for purposes of the Federal alternative minimum tax. The Fund can invest, directly or indirectly through Underlying Funds, in bonds of any maturity; however, under this strategy, it will generally invest in Municipal Bonds that have a maturity of five years or longer at the time of purchase.

Under normal market conditions, the Fund invests at least 60% of the Fund’s Managed Assets allocated to the Municipal Bond Income Strategy directly in investment grade Municipal Bonds. The Subadviser invests no more than 20% of the Managed Assets allocated to the Municipal Bond Income Strategy in Municipal Bonds rated at or below Caa1 by Moody’s or CCC+ by S&P or Fitch, or comparably rated by another NRSRO, including unrated bonds judged to be of equivalent quality as determined by the Adviser or Subadviser, as applicable. Investment grade securities are those rated Baa or higher by Moody’s (although Moody’s considers securities rated Baa to have speculative characteristics) or BBB or higher by S&P or rated similarly by another NRSRO or, if unrated, judged to be of equivalent quality as determined by the Adviser or Subadviser, as applicable. If the independent ratings agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. Subject to the foregoing limitations, the Fund may invest in securities receiving the lowest ratings from the NRSROs, including securities rated C by Moody’s or D- by S&P, which indicates that the security is in default or has little prospect for full recovery of principal or interest. See “Risks—Investment-Related Risks—Credit and Below Investment Grade Securities Risk.”

Under normal market conditions, the Fund, or the Underlying Funds in which the Fund invests, will invest at least 50% of its Managed Assets, directly or indirectly in investment grade Municipal Bonds.

The Subadviser may consider environmental, social, and/or governance (“ESG”) characteristics it deems relevant or additive when making investment decisions for this strategy, although ESG considerations do not represent a primary focus of the Fund. Such ESG criteria may include consideration of climate change, sustainability, energy resources & management, job creation/employee relations, human rights, health and safety, transparency/disclosures, board expertise, audit practices, transparency and accountability. The Fund believes that ESG considerations, like other more traditional subjects of investment analysis, have the potential to impact financial risk and investment returns, although there is no guarantee the intended results will be achieved. The consideration of ESG factors as part of the Subadviser’s investment process does not mean that the Fund pursues a specific “ESG,” “impact” or “sustainable” investment strategy, and the Fund may make investment decisions other than on the basis of relevant ESG considerations.

“Managed Assets” means the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). Such assets attributable to leverage include the portion of assets in tender option bond trusts of which the Fund owns TOB Residuals (as defined below) that has been effectively financed by the trust’s issuance of TOB Floaters (as defined below). See “Use of Leverage—Tender Option Bonds.”

Managed Duration Strategy. The Adviser and the Subadviser may use various techniques to manage the duration of the Fund’s portfolio in an attempt to mitigate the risks associated with changes in interest rates. Under normal market conditions, the Fund seeks to maintain Managed Assets with a weighted average effective duration (excluding the effects of leverage) that targets the weighted average effective duration of the Bloomberg U.S. Municipal Index, a widely recognized municipal bond index (the “Index”), primarily through its investments in Municipal Bonds and Underlying Funds as well as through short positions in U.S. Treasury futures contracts (as discussed below). As a result of, among other things, changing market conditions and differences between the Fund’s portfolio and the Index, the Fund believes it will generally be able to maintain a weighted average effective duration that is within three years of the weighted average effective duration of the Index. However, under certain market conditions and from time to time for the reasons described below, the Fund’s duration may be outside of such range. In addition, if the effect of the Fund’s use of leverage was included in calculating duration, it could result in a longer duration for the Fund. As of June 30, 2023, the Index had a weighted average effective duration of 6.06 years. The Fund may invest in bonds of any maturity, whether directly through Municipal Bonds or indirectly through Underlying Funds.

Effective duration is a mathematical calculation of the sensitivity of the price of a bond to changes in interest rates, measuring a bond’s expected life on a present value basis, taking into account the bond’s yield, interest payments, final maturity and, in the case of a bond with an embedded option (e.g., the right of the issuer to call the bond prior to maturity, or a sinking fund schedule), the probability that the option will be exercised. The longer the effective duration of a bond or a group of bonds, the more sensitive the bond or group of bonds is to changes in interest rates; the shorter the duration, the less sensitive the bond or group of bonds is to such changes. In general, each year of duration represents an expected 1% change in the value of a bond for every 1% immediate change in interest rates. For example, if the Fund’s portfolio has an average effective duration of five years, its value would be expected to fall by approximately 5% if interest rates rise by 1%. Conversely, the portfolio’s value would be expected to rise about 5% if interest rates fell by 1%.

The Adviser and the Subadviser invest with a view to managing the duration of the Fund. However, the calculation of the Fund’s weighted average effective duration is contingent upon the Adviser’s ability to adequately determine the weighted average effective duration of each of the Underlying Funds in which it invests, which is inherently limited as the Adviser’s determination primarily depends on reporting by such Underlying Funds. Such Underlying Fund reporting may be on a delayed basis and could be subject to incomplete or inaccurate information that may not be readily apparent to the Adviser. As a result, the Fund cannot guarantee the precise overall weighted average effective duration of its portfolio at any given point in time and this limitation could cause the Fund’s weighted average effective duration to be outside of its targeted duration range. In addition, the Adviser and Subadviser may use short sales and derivatives such as options, futures contracts, options on futures contracts, and swaps (collectively, “Hedging Positions”) to manage the duration of the Fund. Such Hedging Positions may, however, result in income or gain to the Fund that is not exempt from regular U.S. federal income taxes. See “—Other Investments” below.

Other Investments. The Fund may invest, directly or indirectly, up to 20% of its Managed Assets in taxable municipal securities. Any portion of the Fund’s assets invested in taxable municipal securities will not count toward the 35%-75% of the Fund’s assets allocated to Municipal Bonds.

The Fund may at times establish hedging positions, which may include short sales and derivatives, such as options, futures and swaps (“Hedging Positions”). Such Hedging Positions may be used to attempt to protect against possible changes in the value of securities held in or to be purchased for the Fund’s portfolio and to manage the effective maturity or duration of the Fund’s portfolio. The Fund’s Hedging Positions may, however, result in income or gain to the Fund that is not exempt from regular U.S. federal income taxes. See “Risks—Investment-Related Risks—Derivatives Risks” and “Risks—Investment-Related Risks—Options and Futures Risks.”

A short sale is a transaction in which the Fund sells a security that it does not own in anticipation of a decline in the market price of the security. The Fund may benefit from a short position when the shorted security decreases in value by more than the cost of the transaction but will suffer a loss on a short sale if the security’s value does not decline or increases. The Fund will not engage in any short sales of securities issued by closed-end funds. See “Investment Objectives, Strategies and Policies—Principal Investment Strategies—Other Investments” and “Risks—Investment-Related Risks—Short Sale Risks.”

The Fund also may attempt to enhance the return on the cash portion of its portfolio by investing in total return swap agreements. A total return swap agreement provides the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Fund, and is typically settled in cash at least monthly. If the underlying asset declines in value over the term of the swap, the Fund would be required to pay the dollar value of that decline plus any applicable fees to the counterparty. The Fund may use its own net asset value (“NAV”) or any other reference asset that the Adviser or Subadviser chooses as the underlying asset in a total return swap. The Fund limits the notional amount of all total return swaps in the aggregate to 15% of the Fund’s Managed Assets. See “Risks—Investment-Related Risks—Swap Risks.”

In addition to the foregoing principal investment strategies of the Fund, the Adviser also may allocate the Fund’s Managed Assets among cash and short-term investments. See “Investment Policies and Techniques—Temporary Investments and Defensive Position” in the SAI. There are no limits on the Fund’s portfolio turnover, and the Fund may buy and sell securities to take advantage of potential short-term trading opportunities without regard to length of time and when the Adviser or Subadviser believes investment considerations warrant such action. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See “Risks—Structural Risks—Portfolio Turnover Risk.”

All percentage limitations described in this Prospectus are measured at the time of investment and may be exceeded on a going-forward basis as a result of credit rating downgrades or market value fluctuations of the Fund’s portfolio securities. Unless otherwise specified herein, the Fund may count its holdings in Underlying Funds towards various guideline tests, including the 80% policy so long as the earnings on the underlying holdings of such Underlying Funds are exempt from regular U.S. federal income taxes (but which may be includable in taxable income for purposes of the Federal alternative minimum tax).

Unless otherwise specified, the investment policies and limitations of the Fund are not considered to be fundamental by the Fund and can be changed without a vote of the Common Shareholders. The Fund’s primary investment objective, 80% policy and certain investment restrictions specifically identified as such in the SAI are considered fundamental and may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, which includes Common Shares and Preferred Shares, if any, voting together as a single class, and the holders of the outstanding Preferred Shares, if any, voting as a single class. See “Investment Restrictions” in the SAI.

Portfolio Composition

Set forth below is a description of the various types of Municipal Bonds in which the Fund may invest. See “Risks—Investment-Related Risks—Municipal Bond Risks” for a discussion of the risks associated with the Fund’s investments in Municipal Bonds. Obligations are included within the term “Municipal Bonds” if the interest paid thereon is excluded from gross income for U.S. federal income tax purposes in the opinion of bond counsel to the issuer. See also “Use of Leverage—Tender Option Bonds.”

Municipal Bonds are either general obligation or revenue bonds and typically are issued to finance public projects, such as roads or public buildings, to pay general operating expenses or to refinance outstanding debt. Municipal Bonds may also be issued for private activities, such as housing, medical and educational facility construction or for privately owned industrial development and pollution control projects. General obligation bonds are backed by the full faith and credit and taxing authority of the issuer and may be repaid from any revenue source. Revenue bonds may be repaid only from the revenues of a specific facility or source. The Fund also may purchase Municipal Bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. See “Risks—Investment-Related Risks—Municipal Bond Risks.”

The Municipal Bonds in which the Fund primarily invests pay interest or income that, in the opinion of bond counsel to the issuer, is exempt from regular U.S. federal income tax. The Adviser and the Subadviser will not conduct their own analysis of the tax status of the interest paid by Municipal Bonds held by the Fund, but will rely on the opinion of counsel to the issuer of each such instrument. The Fund may also invest in Municipal Bonds issued by United States Territories (such as Puerto Rico or Guam) that are exempt from regular U.S. federal income tax. See “Risks—Investment-Related Risks—Puerto Rico Municipal Bond Risks.” In addition, the Fund may invest in other securities that pay interest or income that is, or make other distributions that are, exempt from regular U.S. federal income tax and/or state and local taxes, regardless of the technical structure of the issuer of the instrument. The Fund treats all of such tax-exempt securities as Municipal Bonds.

The yields on Municipal Bonds are dependent on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issuer. The market value of Municipal Bonds will vary with changes in interest rate levels and as a result of changing evaluations of the ability of bond issuers to meet interest and principal payments.

General Obligation Bonds. General obligation bonds are backed by the issuer’s full faith and credit and taxing authority for the payment of principal and interest. The taxing authority of any governmental entity may be limited, however, by provisions of its state constitution or laws, and an entity’s creditworthiness will depend on many factors, including potential erosion of its tax base due to population declines, natural disasters, declines in the state’s industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base, state legislative proposals or voter initiatives to limit ad valorem real property taxes (i.e., taxes based upon an assessed value of the property) and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the state’s or entity’s control. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base.

Revenue Bonds. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue sources such as payments from the user of the facility being financed. Accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source.

Private Activity Bonds. Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipping, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current U.S. federal income tax laws place substantial limitations on the size of such issues.

Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should be aware that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. Continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors including the size of the entity, capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed. The Fund expects that, due to investments in private activity bonds, a portion of the distributions it makes on the Common Shares will be includable in the federal alternative minimum taxable income.

Moral Obligation Bonds. The Fund also may invest in “moral obligation” bonds, which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

Municipal Lease Obligations and Certificates of Participation. Also included within the general category of Municipal Bonds are participations in lease obligations or installment purchase contract obligations of municipal authorities or entities (hereinafter collectively called “Municipal Lease Obligations”). Although a Municipal Lease Obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, a Municipal Lease Obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payments due under the Municipal Lease Obligation. However, certain Municipal Lease Obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee, and the disposition or re-leasing of the property might prove difficult. A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments. The certificates are typically issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days’ notice, of all or any part of the Fund’s participation interest in the underlying leases, plus accrued interest.

Tobacco Settlement Bonds. Included in the general category of Municipal Bonds in which the Fund may invest are “tobacco settlement bonds.” The Fund may invest in tobacco settlement bonds, which are municipal securities that are backed solely by expected revenues to be derived from lawsuits involving tobacco related deaths and illnesses which were settled between certain states and American tobacco companies. Tobacco settlement bonds are secured by an issuing state’s proportionate share in the Master Settlement Agreement (“MSA”). The MSA is an agreement, reached out of court in November 1998 between 46 states and nearly all of the U.S. tobacco manufacturers. The MSA provides for annual payments in perpetuity by the manufacturers to the states in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures or through distinct governmental entities created for such purpose. The principal and interest payments on the bonds are backed by the future revenue flow related to the MSA. Annual payments on the bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity. See “Risks—Investment-Related Risks—Tobacco Settlement Bond Risks.”

Zero Coupon Bonds. The Fund may invest in zero-coupon bonds. A zero coupon bond is a bond that does not pay interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. When held to its maturity, its return comes from the difference between the purchase price and its maturity value. A zero coupon bond is normally issued and traded at a deep discount from face value. Zero coupon bonds allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The market prices of zero coupon bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically. In addition, the Fund would be required to distribute the income on any of these instruments as it accrues, even though the Fund will not receive all of the income on a current basis or in cash. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions to its common shareholders.

Risk Factors [Table Text Block]

RISKS

Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. This section discusses the principal risk factors of the Fund. You should carefully consider these risks and uncertainties as well as the other information described in this Prospectus and in any applicable prospectus supplement before you decide whether to invest in the Fund. In addition, the SAI contains further information regarding the risks associated with an investment in the Fund. The risks in these documents are not the only risks that the Fund may face, and the Fund may face other risks that we have not yet identified, which we do not currently deem material or which are not yet predictable. If any of these risks occur, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the Fund’s NAV and the trading price of its securities could decline, and you may lose all or part of your investment.

Investment-Related Risks:

With the exception of Underlying Fund risk (and except as otherwise noted below), the following risks apply to the direct investments the Fund may make, and generally apply to the Fund’s investments in Underlying Funds. That said, each risk described below may not apply to each Underlying Fund.

Investment and Market Risks

An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Common Shares represents an indirect investment in the Underlying Funds owned by the Fund. The value of the Fund or the Underlying Funds, like other market investments, may move up or down, sometimes rapidly and unpredictably. Overall stock market risks may also affect the NAV of the Fund or the Underlying Funds. Factors such as economic growth and market conditions, interest rate levels and political events affect the securities markets. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Management Risks

The Adviser’s and the Subadviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or the Subadviser’s judgment, as applicable, will produce the desired results. Similarly, the Fund’s investments in Underlying Funds are subject to the judgment of the Underlying Funds’ managers which may prove to be incorrect. In addition, the Adviser and Subadviser will have limited information as to the portfolio holdings of the Underlying Funds at any given time. This may result in the Adviser and Subadviser having less ability to respond to changing market conditions. The Fund may allocate its assets so as to under-emphasize or over-emphasize its investments under the wrong market conditions, in which case the Fund’s NAV may be adversely affected.

In addition, the Fund depends on the diligence, skill and business contacts of the investment professionals of the Adviser and the Subadviser to achieve the Fund’s investment objectives. In particular, the Adviser and Subadviser are dependent upon the expertise of their respective portfolio management teams to implement the Fund’s strategies. If the Adviser or the Subadviser were to lose the services of one or more key individuals, including members of their portfolio management teams, each may not be able to hire qualified replacements or may require an extended time to do so. This could prevent the Fund from achieving its investment objectives and could have an adverse effect on an investment in the Fund.

The Adviser and the Subadviser each manage several registered open-end funds and closed-end funds, and the portfolio managers have previous experience managing closed-end funds. As with any managed fund, the Adviser and Subadviser may not be successful in selecting the best performing securities, leverage strategy or investment techniques, and the Fund’s performance may lag behind that of similar funds as a result.

Securities Risks

The value of the Fund or an Underlying Fund may decrease in response to the activities and financial prospects of individual securities in the fund’s portfolio.

Municipal Bond Risks

Economic exposure to Municipal Bonds involves certain risks. The Fund’s economic exposure to Municipal Bonds includes Municipal Bonds in the Fund’s portfolio and Municipal Bonds to which the Fund is exposed through Underlying Funds and the ownership of TOB Residuals. The municipal market is one in which dealer firms make markets in bonds on a principal basis using their proprietary capital, and at times these firms’ capital may be severely constrained. In such event, some firms may be unwilling to commit their capital to purchase and to serve as a dealer for Municipal Bonds. Municipal Bonds typically are not registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available about the Municipal Bonds to which the Fund is economically exposed is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser and the Subadviser than would be a stock fund or taxable bond fund. The secondary market for Municipal Bonds, particularly non-investment grade bonds, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the ability to sell such bonds at attractive prices or at prices approximating those at which the Fund and Underlying Funds currently value them.

In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among Federal, state and local governments. The COVID-19 pandemic significantly stressed the financial resources of many municipalities and other issuers of municipal securities, which may impair their ability to meet their financial obligations and may harm the value or liquidity of the Fund’s investments in municipal securities. In particular, responses by municipalities to the COVID-19 pandemic have caused disruptions in business activities. These and other effects of the COVID-19 pandemic, such as increased unemployment levels, have impacted tax and other revenues of municipalities and other issuers of municipal securities and the financial conditions of such issuers. As a result, there is increased budgetary and financial pressure on municipalities and heightened risk of default or other adverse credit or similar events for issuers of municipal securities, which would adversely impact the Fund’s investments. See “—Market Disruption, Geopolitical, Pandemic and Climate Change Risks.” In addition, the taxing power of any governmental entity may be limited by provisions of state constitutions or other laws, and an entity’s credit generally will depend on many factors, including the entity’s tax base, the extent to which the entity relies on Federal or state aid, and other factors which are beyond the entity’s control. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes or could limit the tax exemption of certain types of Municipal Bonds that the Fund and Underlying Funds may invest in. Issuers of Municipal Bonds might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of Municipal Bonds could experience delays in collecting principal and interest and such holders may not, in all circumstances, be able to collect all principal and interest to which they are entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may, in certain circumstances, take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and the ability to maintain an adequate tax base. The timely payments may also be influenced by any unfunded pension liabilities or other post-employee benefit plan liabilities.

Revenue bonds involve special risks, including that the underlying facilities may not generate sufficient income to pay expenses and interest costs. In the case of revenue bonds issued by state and local agencies to finance the development of low-income, multi-family housing, such bonds are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds.

The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or general obligation bonds, particularly if there is a large concentration from issuers in a single state. This is because the value of Municipal Bonds can be significantly affected by the political, economic, legal, and legislative realities of the particular issuer’s locality or municipal sector events. Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the market.

Municipal leases and certificates of participation involve special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event that the governmental issuer is prevented from maintaining occupancy of the lease premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover ownership of the assets.

Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificate of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.

Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

To be tax-exempt, Municipal Bonds must meet certain regulatory requirements. If a Municipal Bond fails to meet such requirements, the interest received by the Fund from its investment in such bonds and distributed to shareholders may be taxable. It is possible that interest on a Municipal Bond may be declared taxable after the issuance of the bond, and this determination may apply retroactively to the date of the issuance of the bond, which could cause a portion of prior distributions made by the Fund to be taxable to shareholders in the year of receipt.

Municipal bonds are also subject to interest rate, credit, and liquidity risk, which are discussed generally elsewhere in this section.

State Specific and Industry Risk

The Fund may not directly invest more than 25% of its Managed Assets in Municipal Bonds in any one industry or in any one state of origin. However, the Fund’s overall exposure to a single industry or a single state of origin may be greater after factoring in the investments of the Underlying Funds, in which case the Fund may be more susceptible to adverse economic, political or regulatory occurrences affecting that particular state or industry. For example, the Fund may invest, under normal market conditions, up to 35% of the Managed Assets allocated to the Tactical Municipal Closed-End Fund Strategy in single state municipal closed-end funds and such investments could increase the Fund’s overall exposure to a particular single state. To the extent that the Fund is aware of the investments held by the Underlying Funds, the Fund will consider such information when determining compliance with its fundamental policy relating to industry concentration as described in the SAI. See “Investment Restrictions” in the Fund’s SAI.

Puerto Rico Municipal Bond Risks

The Fund may invest directly, without limit, in Puerto Rico Municipal Bonds, subject to the industry, issuer and below investment grade investment restrictions under the Municipal Bond Income Strategy, as applicable. Municipal obligations issued by the Commonwealth of Puerto Rico or its political subdivisions, agencies, instrumentalities, or public corporations may be affected by economic, market, political, and social conditions in Puerto Rico. Puerto Rico currently is experiencing significant fiscal and economic challenges, including substantial debt service obligations, high levels of unemployment, underfunded public retirement systems, and persistent government budget deficits. These challenges may negatively affect the value of the Fund’s investments in Puerto Rico Municipal Bonds. Major ratings agencies have downgraded the general obligation debt of Puerto Rico to below investment grade and continue to maintain a negative outlook for this debt, which increases the likelihood that the rating will be lowered further. In both August 2015 and January 2016, Puerto Rico defaulted on its debt by failing to make full payment due on its outstanding bonds, and there can be no assurance that Puerto Rico will be able to satisfy its future debt obligations. Further downgrades or defaults may place additional strain on the Puerto Rico economy and may negatively affect the value, liquidity, and volatility of the Fund’s investments in Puerto Rico Municipal Bonds. Legislation could also impact the value of the Fund’s investments in Puerto Rico Municipal Bonds.

These challenges and uncertainties have been exacerbated by Hurricane Maria, and subsequent hurricanes and storms, and the resulting natural disaster in Puerto Rico. In September 2017, Hurricane Maria struck Puerto Rico, causing major damage across the Commonwealth, including damage to its water, power, and telecommunications infrastructure. The length of time needed to rebuild Puerto Rico’s infrastructure is unclear, but could amount to years, during which the Commonwealth is likely to be in an even more uncertain economic state. The full extent of the natural disaster’s impact on Puerto Rico’s economy and foreign investment in Puerto Rico is difficult to estimate.

Tobacco Settlement Bond Risks

The Fund may invest directly, without limit, in tobacco settlement bonds, subject to the industry, issuer and below investment grade investment restrictions under the Municipal Bond Income Strategy, as applicable. Annual payments on tobacco settlement bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity pursuant to the MSA. The actual amount of future settlement payments is further dependent on many factors, including, but not limited to, annual domestic cigarette shipments, reduced cigarette consumption, increased taxes on cigarettes, inflation, financial capability of tobacco companies, continuing litigation and the possibility of tobacco manufacturer bankruptcy. The initial and annual payments made by the tobacco companies will be adjusted based on a number of factors, the most important of which is domestic cigarette consumption. If the volume of cigarettes shipped in the U.S. by manufacturers participating in the settlement decreases significantly, payments due from them will also decrease. Demand for cigarettes in the U.S. could continue to decline due to price increases needed to recoup the cost of payments by tobacco companies. Demand could also be affected by: anti-smoking campaigns, tax increases, reduced advertising, enforcement of laws prohibiting sales to minors; elimination of certain sales venues such as vending machines; the spread of local ordinances restricting smoking in public places, and competition from e-cigarettes. As a result, payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers would cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Credit and Below Investment Grade Securities Risks

Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Fund because it and the Underlying Funds may invest in below investment grade securities, which are commonly referred to as “junk” and “high yield” securities; such securities, while generally offering the potential for higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal. The below investment grade securities receiving the lowest rating from an NRSRO are typically already in default. In addition, below investment grade securities are generally susceptible to decline in market value due to adverse economic and business developments and are often unsecured and subordinated to other creditors of the issuer. The market values for below investment grade securities tend to be very volatile, and these securities are generally less liquid than investment grade securities. Because of the substantial risks associated with below investment grade securities, among other factors, you could lose money on your investment in Common Shares, both in the short term and the long term. See “Investment Policies and Techniques—Below Investment Grade Securities” in the SAI for additional discussion of below investment grade securities risks. See also “—Defaulted and Distressed Securities Risk.”

Interest Rate Risk

Generally, when market interest rates rise, bond prices fall, and vice versa. Interest rate risk is the risk that the municipal securities in the Fund’s portfolio will decline in value because of increases in market interest rates. As interest rates decline, issuers of municipal securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower-yielding securities and potentially reducing the Fund’s income. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. In typical market interest rate environments, the prices of longer-term municipal securities generally fluctuate more than prices of shorter-term municipal securities as interest rates change.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions, as evidenced by the bank run on the Silicon Valley Bank Financial Group (“SVB”) causing it to be placed into receivership. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund (or an Investment Fund) will not be able to manage this risk effectively. It is yet to be determined how the bank run on SVB will fully impact the overall performance of the Fund or one or more of its portfolio investments and how similar events may affect the ability of the Fund to execute its investment strategy.

To the extent the Fund is primarily exposed to longer-term Municipal Bonds, the Common Share NAV and market price per Common Share will fluctuate more in response to changes in market interest rates than if the Fund invested primarily in shorter-term Municipal Bonds.

In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments and call features, in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration. For example, the price of a bond with an effective duration of two years will rise (fall) two percent for every one percent decrease (increase) in its yield, and the price of a five-year duration bond will rise (fall) five percent for a one percent decrease (increase) in its yield.

If increasing interest rates slow principal payments and thus extend the average life of securities held by the Fund, this increase in duration will make the Fund more sensitive to the effect of rising rates and may cause the principal value of the Fund’s holdings to decline more than they would in the absence of such an increase in duration.

Yield curve risk is the risk associated with either a flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. When market interest rates, or yields, increase, the price of a bond will decrease and vice versa. When the yield curve shifts, the price of the bond, which was initially priced based on the initial yield curve, will change in price. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows, and the price of the bond will change accordingly. If the bond is short-term and the yield decreases, the price of this bond will increase. If the yield curve steepens, this means that the spread between long- and short-term interest rates increases. Therefore, long-term bond prices will decrease relative to short-term bonds. Changes in the yield curve are based on bond risk premiums and expectations of future interest rates.

The Common Share NAV and market price per Common Share will fluctuate more in response to changes in market interest rates when the Fund has higher exposure to long-term Municipal Bonds than short-term Municipal Bonds. Because the values of lower-rated and comparable unrated debt securities are affected both by credit risk and interest rate risk, the price movements of such lower grade securities in response to changes in interest rates typically have not been highly correlated to the fluctuations of the prices of investment grade quality securities in response to changes in market interest rates.

LIBOR Risk

Certain of the Fund’s or Underlying Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates. In July of 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR at the end of 2021. Most LIBOR settings are no longer published as of December 31, 2021. Overnight and 12-month U.S. dollar LIBOR settings permanently ceased after publication on June 30, 2021. 1-, 3- and 6-month U.S. dollar LIBOR settings will continue to be published using a synthetic methodology until September 2024. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s or an Underlying Fund’s performance or NAV.

SOFR Risk

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. In addition, during any period of rising inflation, interest rates on borrowings would likely increase, which would tend to further reduce returns to Common Shareholders. Deflation risk is the risk that prices throughout the economy decline over time–the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Tactical Municipal Closed-End Fund Strategy Risk

The Fund invests in closed-end funds as a principal part of the Tactical Municipal Closed-End Fund Strategy. Shares of closed-end funds listed for trading on a securities exchange frequently trade at a price per share that is less than the NAV per share, the difference representing the “market discount” of such shares. The market price of such shares may be affected by factors such as NAV, dividend or distribution levels and their stability (which will in turn be affected by levels of dividend and interest payments by the closed-end fund’s portfolio holdings, the timing and success of the closed-end fund’s investment strategies, regulations affecting the timing and character of fund distributions, fund expenses and other factors), supply of and demand for the shares, trading volume of the shares, general market, interest rate and economic conditions and other factors beyond the control of the closed-end fund.

In addition, a market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV but, rather, are subject to supply and demand in the secondary market.

The Fund may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s Common Shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Underlying Fund Risks

The Fund will incur higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry or state, the Fund would be vulnerable to factors affecting that industry or state and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate.

As the Fund will invest at least a portion of its Managed Assets in closed-end funds and ETFs, the Fund’s performance will depend to a greater extent on the overall performance of investment companies generally, in addition to the performance of the specific Underlying Funds (and other assets) in which the Fund invests. The use of leverage by Underlying Funds magnifies gains and losses on amounts invested and increases the risks associated with investing in Underlying Funds. Further, the Underlying Funds are not subject to the Fund’s investment policies and restrictions. The Fund generally receives information regarding the portfolio holdings of Underlying Funds only when that information is made available to the public. The Fund cannot dictate how the Underlying Funds invest their assets. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling. The Underlying Funds may invest their assets in securities and other instruments, and may use investment techniques and strategies, that are not described in this Prospectus, and there is risk that the Underlying Funds may not be in compliance with their investment policies and strategies, including their policy to invest at least 80% of their assets in Municipal Bonds which, in turn, could result in the Fund’s non-compliance with its own investment policies. Because the Fund expects that most of the Underlying Funds will publish their portfolio holdings only at intervals, and then only after some delay, the Fund will generally not know for certain the current holdings of the Underlying Funds.

Common Shareholders will bear two layers of fees and expenses with respect to the Fund’s investments in Underlying Funds because each of the Fund and the Underlying Fund will charge fees and incur separate expenses. If those Underlying Funds use leverage, that will likely increase the amount of fees that the Fund, as an investor in the Underlying Funds, will pay. See “Summary of Fund Expenses” for a further description of such fees and their impact on the expenses of the Fund. In addition, subject to applicable 1940 Act limitations, the Underlying Funds themselves may purchase securities issued by registered and unregistered funds (e.g., common stock and preferred stock), and those investments would be subject to the risks associated with Underlying Funds and unregistered funds (including a third layer of fees and expenses, i.e., the Underlying Fund will indirectly bear fees and expenses charged by the funds in which the Underlying Fund invests, in addition to the Underlying Fund’s own fees and expenses). The Fund’s investment in an Underlying Fund also may result in the Fund’s receipt of cash in excess of the Underlying Fund’s earnings; if the Fund distributes these amounts, the distributions could constitute a return of capital to Fund shareholders for federal income tax purposes but may be characterized as a dividend if the Fund has earnings from other sources. As a result of these factors, the use of the fund of funds structure by the Fund could therefore affect the amount, timing and character of distributions to shareholders.

As may be the case with the Fund, the shares of many closed-end funds in which the Fund may invest frequently trade after their initial public offering at a price per share that is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

The Fund may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but in a down market may increase the size and speed of losses. Thus, leveraged funds may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure. Since the Fund may use leverage to invest in other funds that are leveraged, the effect of gains and losses in the other funds may be compounded, especially when events occur that may broadly affect the market for municipal securities. In addition, the Fund may invest in such senior securities issued by closed-end funds, including auction rate municipal securities and auction rate preferred securities. In recent market environments, auctions have failed, which adversely affects the liquidity and price of auction rate securities, and are unlikely to resume. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities. Moreover, between auctions, there may be no secondary market for these securities, and sales conducted on a secondary market may not be on terms favorable to the seller. Auction rate securities may be called by the issuer. Thus, with respect to liquidity and price stability, auction rate securities may differ substantially from cash equivalents, notwithstanding the frequency of auctions and the credit quality of the security. The Fund’s investments in auction rate securities of closed-end funds are subject to the limitations prescribed by the 1940 Act.

ETFs may trade at a price above (premium) or below (discount) their NAV, especially during periods of significant market volatility or stress, which could cause investors to pay significantly more or less for ETF shares than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. While the creation/redemption feature is designed to make it likely that ETF shares normally will trade close to their NAVs, market prices are not expected to correlate exactly to the shares’ NAVs due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, adverse developments impacting market makers, authorized participants or other market participants, high market volatility or lack of an active trading market for an ETF’s shares (including through a trading halt) may result in market prices that differ significantly from an ETF’s NAV or to the intraday value of the ETF’s holdings. An active trading market for shares of an ETF may not develop or be maintained. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. Additionally, the underlying securities of an ETF may be traded outside of a collateralized settlement system, such as the National Securities Clearing Corporation, a clearing agency that is registered with the SEC. There are a limited number of financial institutions that may act as authorized participants that post collateral for certain trades on an agency basis. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Additionally, in stressed market conditions, the market for ETF shares may become less liquid in response to deteriorating liquidity in the markets for such ETF’s underlying portfolio holdings, which may cause the shares of the ETF to trade at a wider than normal discount or premium. Furthermore, purchases and redemptions of creation units primarily in cash rather than in-kind may cause an ETF to incur certain costs, such as brokerage costs, taxable gains or other losses that it may not have incurred with an in-kind purchase or redemption. These costs may be borne by the ETF and decrease the ETF’s NAV to the extent they are not offset by a transaction fee payable by an authorized participant.

Index-based ETFs (and other index funds) in which the Fund may invest may not be able to replicate exactly the performance of the indices they track due to transaction costs and other expenses of the ETFs. The Fund may also invest in actively managed ETFs that are subject to management risk as the ETF’s investment adviser will apply certain investment techniques and risk analyses in making investment decisions. There can be no guarantee that these will produce the desired results.

The Fund’s investments in Underlying Funds may be restricted by certain provisions of the 1940 Act. Under Section 12(d)(1)(A) of the 1940 Act, the Fund may hold securities of an Underlying Fund in amounts which (i) do not exceed 3% of the total outstanding voting stock of the Underlying Fund, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other Underlying Fund securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. Under Section 12(d)(1)(C) of the 1940 Act, the Fund, together with any other investment companies for which the Adviser acts as an investment adviser, may not, in the aggregate, own more than 10% of the total outstanding voting stock of a registered closed-end investment company. Section 12(d)(1)(F) of the 1940 Act provides that the limitations of Section 12(d)(1) described above shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such Underlying Fund is owned by the Fund and all affiliated persons of the Fund, and (ii) certain requirements are met with respect to sales charges. In addition, Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”), effective as of January 19, 2022, permits the Fund to invest in Underlying Funds beyond the limitations of Section 12(d)(1) described above, subject to various conditions, including that the Fund enter into an investment agreement with the Underlying Fund (which agreements may impose additional conditions on the Fund). In matters upon which the Fund is solicited to vote as a shareholder of an Underlying Fund, the Adviser may be required to vote Underlying Fund shares in the same proportion as shares held by other shareholders of the Underlying Fund.

ESG Considerations Risk

While the Subadviser may consider ESG factors it deems relevant or additive when making investment decisions under the Municipal Bond Income Strategy, ESG characteristics are not a primary focus of the Fund. The Fund does not seek to implement a specific “ESG,” “impact” or “sustainability” policy. The Fund may invest in issuers that do not reflect beliefs or values with respect to ESG of any particular investor. While the Fund views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.

To the extent the Subadviser makes an investment decision based in part on ESG characteristics, it may select investments, or forgo investment opportunities, in individual securities and/or sectors of securities for non-investment reasons, which could cause the Fund to underperform funds that do not consider “ESG,” “impact” or “sustainability” criteria. ESG-focused investments and strategies may, at times, be subject to a higher degree of volatility than non-ESG-focused investments and strategies. ESG information and data, including that provided by third parties, may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. The Subadviser’s assessment of an investment’s ESG impact may change over time, which may cause the Fund to hold a security or sell a security when it might otherwise be disadvantageous to do so. Views on ESG, sustainability and positive social and environmental outcomes may differ by fund, adviser and investor. In addition, issuers and sectors that meet the ESG criteria may shift into and out of favor depending on market and economic conditions. Certain bonds in which the Fund invests may be dependent on government incentives and subsidies, and lack of political support for the financing of projects with a positive environmental or social impact could negatively impact the performance of the Fund.

Defaulted and Distressed Securities Risks

The Fund and the Underlying Funds may invest in defaulted and distressed securities. Legal difficulties and negotiations with creditors and other claimants are common when dealing with defaulted or distressed issuers. Defaulted or distressed issuers may be insolvent, in bankruptcy or undergoing some other form of financial restructuring. In the event of a default, the Fund or an Underlying Fund may incur additional expenses to seek recovery. The repayment of defaulted bonds is subject to significant uncertainties, and in some cases, there may be no recovery of repayment. Defaulted bonds might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Because of the relative illiquidity of defaulted or distressed debt and equity securities, short sales are difficult, and the Fund and most Underlying Funds primarily maintain long positions. Some relative value trades are possible, where an investor sells short one class of a defaulted or distressed issuer’s capital structure and purchases another. With distressed investing, often there is a time lag between when the Fund and an Underlying Fund makes an investment and when the Fund and the Underlying Fund realizes the value of the investment. In addition, the Fund and an Underlying Fund may incur legal and other monitoring costs in protecting the value of the Fund’s and the Underlying Fund’s claims.

Illiquid Securities Risks

The Fund and the Underlying Funds may invest in illiquid securities. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within the time period deemed desirable by a fund. Illiquid securities also may be difficult to value. Liquidity may sometimes be impaired in the municipal market and, because the Fund principally invests in Municipal Bonds, it may find it difficult to purchase or sell such securities at opportune times. Liquidity can be impaired due to interest rate concerns, credit events, or general supply and demand imbalances. Depending on the particular issuer and current economic conditions, Municipal Bonds could be deemed more volatile investments.

Valuation Risk

Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for fixed-income securities trading. Fixed-income securities generally trade on an “over-the-counter” market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed-income securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. As a result, the Fund may be subject to risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund’s books.

Tender Option Bonds Risks

TOB Residuals are derivative municipal securities that have embedded in them the risk of economic leverage. There is no assurance that the Fund’s strategy of using the proceeds received from tender option bond transactions to leverage its assets will be successful. TOB transactions expose the Fund to leverage and credit risk, and generally involve greater risk than investment in fixed rate Municipal Bonds, including the loss of principal.

Distributions on TOB Residuals will bear an inverse relationship to short-term municipal bond interest rates. Distributions on the TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. The amount of such reduction or increase is a function, in part, of the amount of TOB Floaters sold by the TOB Issuer of these securities relative to the amount of the TOB Residuals that it sells. The greater the amount of TOB Floaters sold relative to the TOB Residuals, the more volatile the distributions on the TOB Residuals will be. The value of TOB Residuals may decline rapidly in times of rising interest rates.

The Fund’s use of proceeds received from tender option bond transactions will create economic leverage. Any economic leverage achieved through the Fund’s investment in TOB Residuals will create an opportunity for increased Common Share net income and returns, but will also create the possibility that Common Share long-term returns will be diminished if the cost of the TOB Floaters exceeds the return on the securities deposited in the TOB Issuer. If the income and gains earned on Municipal Bonds deposited in a TOB Issuer that issues TOB Residuals to the Fund are greater than the payments due on the TOB Floaters, the Fund’s returns will be greater than if it had not invested in the TOB Residuals.

The Fund has no current intention of investing in recourse TOB Residuals. However, circumstances may change and it is possible that in the future the Fund may elect to invest in recourse TOB Residuals to leverage its portfolio. If the Fund uses recourse TOB Residuals, the liquidity provider may seek recourse against assets of the Fund, and the Fund may have to pay the liquidity provider the difference between the purchase price of any TOB Floaters put to the liquidity provider by third party investors and the proceeds realized by the liquidity provider from the remarketing of those TOB Floaters or the sale of the assets in the TOB Issuer, which could cause the Fund to lose money in excess of its investment in a TOB Issuer.

Although the Fund generally would unwind a tender option bond transaction rather than try to sell a TOB Residual, if it did try to sell a TOB Residual, its ability to do so would depend on the liquidity of the TOB Residual. TOB Residuals have varying degrees of liquidity based, among other things, upon the liquidity of the underlying securities deposited in the TOB Issuer. The market price of TOB Residuals are more volatile than the underlying securities due to leverage. The leverage attributable to TOB Residuals may be “called away” on relatively short notice and therefore may be less permanent than more traditional forms of leverage. In certain circumstances, the likelihood of an increase in the volatility of NAV and market price of the Common Shares may be greater for a fund that relies primarily on tender option bond transactions to achieve a desired effective leverage ratio. The Fund may be required to sell its TOB Residuals at less than favorable prices, or liquidate other Fund portfolio holdings in certain circumstances, including, but not limited to, the following:

●	If the Fund has a need for cash and the securities deposited in the TOB Issuer are not actively trading due to adverse market conditions;

●	If the sponsors of TOB Issuers (as a collective group or individually) experience financial hardship and consequently seek to terminate their sponsorship of TOB Issuers; and

●	If the value of an underlying security deposited in the TOB Issuer declines significantly (to a level below the notional value of the TOB Floaters issued by the TOB Issuer) and if additional collateral has not been posted by the Fund.

The Fund may invest in taxable TOB Residuals, issued by TOB Issuers formed with taxable municipal securities. There may be a limited number of counterparties for such transactions, which may increase the credit risks, counterparty risks, liquidity risks and other risks of investing in taxable TOB Residuals. The Fund may not invest more than 20% of its Managed Assets in any single third party sponsor that establishes a TOB Issuer. See also “Risks—Investment-Related Risks—Legislation and Regulatory Risks.”

Insurance Risks

The Fund may purchase Municipal Bonds that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will generally affect the value of those securities. Certain significant providers of insurance for Municipal Bonds have at times incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced defaults or otherwise suffered credit deterioration. Such losses may reduce the insurers’ capital and may call into question their continued ability to perform their obligations under such insurance if called upon in the future. While an insured Municipal Bond will typically be deemed to have the rating of its insurer, if the insurer of a Municipal Bond suffers a downgrade in its credit rating or the market discounts the value of the insurance provided, the rating of the underlying Municipal Bond will generally be more relevant and the value of the Municipal Bond would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a Municipal Bond would decline and may not add any value. The insurance feature of a Municipal Bond does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the Common Shares represented by such insured obligation. Because there is no limit on the percentage of Managed Assets that may be insured by any one insurance firm other than the tax diversification rules, there is a risk that a significant portion of the Fund’s holdings may experience a ratings downgrade and lose value if such an insurance company suffers financial or reputational adversity. Some IRS authority treats a guaranty as a separate security subject to the diversification rules, which limit the value of securities issued by any one issuer to not more than 25% of the portfolio.

Tax Risks

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, among other things, the Fund must derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy a diversification test on a quarterly basis. If the Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. In order to be eligible for the relief provisions with respect to a failure to meet the diversification requirements, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a regulated investment company (“RIC”) for a taxable year, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates (currently 21%) without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

The Fund may qualify to pay exempt-interest dividends, which are treated as items of interest excludable from gross income for federal income tax purposes, if at least 50% of the value of the total assets of the Fund consists of obligations exempt from regular income tax as of the close of each quarter of the Fund’s taxable year. Under this approach, if the proportion of taxable investments held by the Fund exceeded 50% of the Fund’s total assets as of the close of any quarter of the Fund’s taxable year, the Fund would not, for that taxable year, satisfy the general eligibility test that would otherwise permit it to pay exempt-interest dividends for that taxable year. As an alternative, the Fund may qualify to pay exempt-interest dividends if it is a qualified fund-of-funds, i.e., if at least 50% of the value of its total assets are invested in the shares of underlying RICs as of the close of each quarter of the Fund’s taxable year.

The Fund may enter into various types of derivatives transactions, including swap contracts, among others. The use of such derivatives may generate taxable income. The Fund’s use of derivatives may also affect the amount, timing, and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

The value of the Fund’s investments and its NAV may be adversely affected by changes in tax rates and policies. Because interest income from Municipal Bonds is normally not subject to regular federal income taxation, the attractiveness of Municipal Bonds in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from Municipal Bonds. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Bonds. This could in turn affect the Fund’s NAV and ability to acquire and dispose of Municipal Bonds at desirable yield and price levels. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

The Fund will invest in Municipal Bonds in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes, and the Adviser and Subadviser will not independently verify that opinion. Subsequent to the Fund’s acquisition of such a Municipal Bond, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities.

Distributions of ordinary taxable income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not eligible for favorable taxation as “qualified dividend income”), and capital gain dividends will be taxable as long-term capital gains. See “U.S. Federal Income Tax Matters.”

Derivatives Risks

The Fund and the Underlying Funds may enter into derivatives. Derivative transactions involve investment techniques and risks different from those associated with the Fund’s other investments. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund or an Underlying Fund. The Fund or an Underlying Fund could experience a loss if derivatives do not perform as anticipated, if they are not correlated with the performance of other investments which they are used to hedge or if the fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or can suddenly become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives. Except with respect to the Fund’s investments in total return swaps, the Fund expects its use of derivative instruments will be for hedging purposes. When used for speculative purposes, derivatives will produce enhanced investment exposure, which will magnify gains and losses. Certain derivatives transactions may give rise to a form of leverage. Leverage may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund’s portfolio securities. Further, using derivatives may include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. The Fund and the Underlying Funds also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by such fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund or an Underlying Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund or an Underlying Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. See “—Option and Futures Risks” and “—Swap Risks.” The Adviser has claimed an exclusion from registration as a commodity pool operator with respect to the Fund pursuant to Commodity Futures Trading Commission (“CFTC”) Rule 4.5. See “Investment Policies and Techniques—Derivatives—Regulation as a ‘Commodity Pool’” in the SAI.

On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. The rule permits the Fund or an Underlying Fund to enter into certain derivatives and other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits closed-end funds, including the Fund, from issuing or selling any “senior security” representing indebtedness, unless the fund maintains 300% “asset coverage,” or any senior security representing stock, unless the fund maintains 200% “asset coverage”.

The compliance date for Rule 18f-4 was August 19, 2022. In accordance with the rule, the Fund adopted and implemented a comprehensive written derivatives risk management program and is subject to an outer limit on Fund leverage risk calculated based on value-at-risk. This outer limit is based on a relative value-at-risk test that will compare the Fund’s value-at-risk to the value-at-risk of a designated reference index. The derivatives risk management program is administered by a “derivatives risk manager,” who has been appointed by the Board, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act), and periodically reviews the derivatives risk management program and reports to the Board.

In general, the “derivatives transactions” covered by Rule 18f-4 include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions, if the Fund elects to treat these transactions as “derivatives transactions” under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless such transactions meet the delayed-settlement provision of the rule.

Options and Futures Risks

The Fund and the Underlying Funds may invest in options and futures contracts and such contracts are expected to be utilized by the Fund, if at all, for hedging purposes. The use of futures and options transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of a fund’s position. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses. Although a fund’s use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it will tend to limit any potential gain to a fund that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium. However, because option premiums paid by the Fund or an Underlying Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. This leverage offered by trading in options could cause the Fund’s or an Underlying Fund’s NAV to be subject to more frequent and wider fluctuation than would be the case if the Fund or an Underlying Fund did not invest in options.

Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Fund or an Underlying Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The counterparties to these transactions typically will be major international banks, broker-dealers and financial institutions. Such options may also be illiquid, and in such cases, the Fund or an Underlying Fund may have difficulty closing out its position. Banks, broker-dealers or other financial institutions participating in such transactions may fail to settle a transaction in accordance with the terms of the option as written. In the event of default or insolvency of the counterparty, the Fund or an Underlying Fund may be unable to liquidate an over-the-counter option position.

An Underlying Fund may purchase and sell call and put options with respect to specific securities, and may write and sell covered or uncovered call and put options. A call option gives the purchaser of the call option, in return for a premium paid, the right to buy the security underlying the option from the writer of the call option at a specified exercise price within a specified time frame. A put option gives the purchaser of the put option, in return for a premium paid, the right to sell the underlying security to the writer of the put option at a specified price within a specified time frame. A covered call option is a call option with respect to an underlying security that a fund owns. The purchaser of a put or call option runs the risk of losing the purchaser’s entire investment, paid as the premium, in a relatively short period of time if the option is not sold at a gain or cannot be exercised at a gain prior to expiration. In selling put options, there is a risk that the Underlying Fund may be required to buy the underlying security at a disadvantageous price above the market price. The un-covered writer of a call option is subject to a risk of loss if the price of the underlying security should increase, and the un-covered writer of a put option is subject to a risk of loss if the price of the underlying security should decrease.

The Fund may invest a significant portion of its total assets in Underlying Funds that write covered call options. To the extent that an Underlying Fund writes a covered call option, it forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the writer of the option, the Underlying Fund bears the market risk of an unfavorable change in the price of the security underlying a written option. As an Underlying Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited and the risk of NAV erosion increases. To the extent an Underlying Fund experiences NAV erosion (which itself may have an indirect negative effect on the market price of interests in the Underlying Fund), the Underlying Fund will have a reduced asset base over which to write covered calls, which may eventually lead to reduced distributions to shareholders such as the Fund. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

To the extent that an Underlying Fund engages in selling options that trade in over-the-counter markets, the Underlying Fund may be subject to additional risks. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as members of “exchange-based” markets. By engaging in option transactions in these markets, an Underlying Fund may take credit risk with regard to parties with which it trades and also may bear the risk of settlement default. These risks may differ materially from those involved in exchange-traded transactions, which generally are characterized by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from these protections, which may subject an Underlying Fund to the risk that a counterparty will not settle a transaction in accordance with agreed terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem. Such “counterparty risk” is increased for contracts with longer maturities when events may intervene to prevent settlement.

There can be no assurance that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day of a price beyond that limit or trading may be suspended for specified periods during the trading day.

Swap Risks

The Fund and the Underlying Funds may enter into various swap agreements and, other than total return swap agreements (as discussed herein), such agreements are expected to be utilized by the Fund, if at all, for hedging purposes. All of these agreements are considered derivatives. Swap agreements are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on an agreed-upon underlying asset or investment over the term of the swap. The use of swap transactions is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Adviser, Subadviser or an Underlying Fund’s investment adviser is incorrect in its forecasts of default risks, market spreads, liquidity or other applicable factors or events, the investment performance of the Fund or Underlying Fund would diminish compared with what it would have been if these techniques were not used. Swaps and swap options can be used for a variety of purposes, including: to manage fund exposure to changes in interest rates and credit quality; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration.

Swaps could result in losses if interest rates or credit quality changes are not correctly anticipated by the Adviser, Subadviser or Underlying Fund manager. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Total return swaps involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations, which could turn an expected gain into a loss. Total return swaps may effectively add leverage to the Fund’s portfolio because the Fund would be subject to investment exposure on the full notional amount of the swap. To the extent the Fund or an Underlying Fund enters into a total return swap on equity securities, the Fund or the Underlying Fund will receive the positive performance of a notional amount of such securities underlying the total return swap. In exchange, the Fund or the Underlying Fund will be obligated to pay the negative performance of such notional amount of securities. Therefore, the Fund or the Underlying Fund assumes the risk of a substantial decrease in the market value of the equity securities. The use of swaps may not always be successful; using them could lower Fund or Underlying Fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed the Fund’s or an Underlying Fund’s initial investment in such instruments.

Some, but not all, swaps may be cleared, in which case a central clearing counterparty stands between each buyer and seller and effectively guarantees performance of each contract, to the extent of its available resources for such purposes. As a result, the counterparty risk is now shifted from bilateral risk between the parties to the individual credit risk of the central clearing counterparty. Even in such case, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Fund or an Underlying Fund or that the fund’s use of swaps will be advantageous.

Short Sale Risks

The Fund and the Underlying Funds may engage in short sales. However, the Fund will not engage in any short sales of securities issued by closed-end funds. Short sales are expected to be utilized by the Fund, if at all, for hedging purposes. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. Positions in shorted securities are speculative and riskier than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

If a security sold short increases in price, a fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. With respect to a fund’s short positions, the fund must borrow those securities to make delivery to the buyer. A fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. As a result, a fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons.

When borrowing a security for delivery to a buyer, a fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. A fund must normally repay to the lender an amount equal to any dividends or interest earned while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when a fund is unable to borrow the same security for delivery. In that case, a fund would need to purchase a replacement security at the then current market price or “buy in” by paying the lender an amount equal to the costs of purchasing the security.

Because a fund’s loss on a short sale arises from increases in the value of the security sold short, the loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, which would exacerbate the loss. Conversely, gains on short sales, after transaction and related costs, are generally the difference between the price at which a fund sold the borrowed security and the price it paid to purchase the security for delivery to the buyer. By contrast, a fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

By investing the proceeds received from selling securities short, a fund is using a form of leverage, which creates special risks. The use of leverage may increase a fund’s exposure to long equity positions and make any change in a fund’s NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund or an Underlying Fund will leverage its portfolio, or if it does, that the leveraging strategy will be successful. The Fund also cannot guarantee that the use of leverage by the Fund or an Underlying Fund will produce a higher return on an investment.

Rating Agency Risk

Ratings agencies such as S&P, Fitch, Moody’s or other NRSROs provide ratings on debt securities based on their analyses of information they deem relevant. Ratings are opinions or judgments of the credit quality of an issuer and may prove to be inaccurate. In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and/or repay principal and an NRSRO’s decision to downgrade a security. Further, a rating agency may have a conflict of interest with respect to a security for which it assigns a particular rating if, for example, the issuer or sponsor of the security pays the rating agency for the analysis of its security, which could affect the reliability of the rating.

United States Credit Rating Downgrade Risk

On August 5, 2011, S&P lowered its long-term sovereign credit rating on the United States to “AA+” from “AAA.” In general, a lower rating could increase the volatility in both stock and bond markets, result in higher interest rates and lower Treasury prices and increase the costs of all kinds of debt. These events and similar events in other areas of the world could have significant adverse impacts on issuers of securities held by the Fund and the Fund itself. The Adviser and the Subadviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio. The Adviser and the Subadviser may not timely anticipate or manage existing, new or additional risks, contingencies or developments.

Legislation and Regulatory Risks

At any time after the date of this Prospectus, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Changing approaches to regulation may have a negative impact on the entities and/or securities in which the Fund or an Underlying Fund invests. Legislation or regulation may also change the way in which the Fund or an Underlying Fund is regulated. New or amended regulations may be imposed by the CFTC, the Securities and Exchange Commission (“SEC”), the Federal Reserve or other financial regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund or the Underlying Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objectives. The Fund and the Underlying Funds also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental authorities or self-regulatory organizations.

Market Disruption, Geopolitical, Pandemic and Climate Change Risks

The Fund and Underlying Funds (as well as their service providers) may be adversely affected by uncertainties and events around the world, such as epidemics and pandemics, including the spread of infectious illness or other public health issues, natural disasters, terrorism and other conflicts, social unrest, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which they are invested. In December 2019, an initial outbreak of COVID-19 was reported and, since then, the number of cases has fluctuated and new “variants” have been confirmed around the world. As a result of infections and deaths, governments have imposed both local and more widespread quarantine measures, border closures and other travel restrictions, causing social unrest and commercial disruption on a global scale. In response to the COVID-19 pandemic, central banks and governments have responded with liquidity injections to ease the strain on financial systems and stimulus measures to buffer the shock to businesses and consumers. These measures have helped stabilize the markets over the short term, but volatility will likely remain elevated until the health crisis itself is under control (via fewer new cases, lower infection rates and/or verified treatments).

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The ongoing COVID-19 pandemic has magnified these risks and has had, and will continue to have, a material adverse impact on local economies in the affected jurisdictions and also on the global economy, as cross border commercial activity and market sentiment have been impacted by the outbreak and government and other measures seeking to contain its spread. The effects of the COVID-19 pandemic have contributed to increased volatility in global financial markets and likely will affect certain countries, regions, companies, industries and market sectors more dramatically than others. It is not known how long the impact of the COVID-19 pandemic will last or the severity thereof.

The COVID-19 pandemic and public health measures taken in response have the potential to negatively affect the budgets of many states and municipalities, and with limited disclosure requirements under the federal securities laws, it may be difficult for investors to discern the full extent of those effects. Although there is discussion of the federal government assisting municipalities with these financial difficulties, any such assistance is subject to the political process and it is far from certain that it will be forthcoming or be in the amounts necessary. Such assistance, if it materializes, may not help the issuers of revenue bonds that finance specific projects.

To the extent the impacts of COVID-19 continue, the Fund may experience negative impacts to its business that could exacerbate other risks to which the Fund is subject, including: (1) issuers of municipal securities could be materially impacted by the COVID- 19 pandemic, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund and result in a decrease in the NAV of the Fund; (2) operational impacts on and availability of key personnel of the Adviser or Subadviser, and/or any of the Fund’s other service providers, vendors and counterparties as they face changed circumstances and/or illness related to the pandemic; and (3) limitations on the Fund’s ability to make distributions or dividends, as applicable.

Although vaccines for COVID-19 have become widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

The Fund cannot predict the effects of or likelihood of such events on the U.S. and world economies, the value of the Common Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s or an Underlying Fund’s portfolio, could be materially impacted by such events which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund.

Climate change poses long-term threats to physical and biological systems. Potential hazards and risks related to climate change for a State or municipality include, among other things, wildfires, rising sea levels, more severe coastal flooding and erosion hazards, and more intense storms. Storms in recent years have demonstrated vulnerabilities in a State’s or municipality’s infrastructure to extreme weather events. Climate change risks, if they materialize, can adversely impact a State’s or municipality’s financial plan in current or future years. In addition, economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.

These losses could adversely affect the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of municipal securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.

Russia/Ukraine Market Risk

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.

Defensive Measures

The Fund may invest up to 100% of its assets in cash, cash equivalents and short-term investments as a defensive measure in response to adverse market conditions or opportunistically at the discretion of the Adviser or Subadviser. During these periods, the Fund may not be pursuing its investment objectives.

Structural Risks:

Market Discount

Common stock of closed-end funds frequently trades at a discount from its NAV. This risk would also apply to the Fund’s investments in closed-end funds.

Limited Term and Eligible Tender Offer Risk

The Fund is scheduled to terminate on or about the Termination Date (unless it is converted to a perpetual fund). The Fund is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. In addition, the Fund is not a “target term” fund whose investment objective is to return its original NAV on the termination date.

The Fund is not required to conduct an Eligible Tender Offer. If the Fund conducts an Eligible Tender Offer, there can be no assurance that the number of tendered Common Shares would not result in the Fund’s net assets totaling less than the Termination Threshold, in which case the Eligible Tender Offer will be terminated, no Common Shares will be repurchased pursuant to the Eligible Tender Offer and the Fund will terminate on or before the Termination Date (subject to possible extensions). Following the completion of an Eligible Tender Offer in which the number of tendered Common Shares would result in the Fund’s net assets equaling or totaling greater than the Termination Threshold, the Board of Directors may eliminate the limited term structure of the Fund upon the affirmative vote of a majority of the Board of Directors and without a vote of Common Shareholders. Thereafter, the Fund will have a perpetual existence. The Fund is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to a perpetual structure. Therefore, remaining Common Shareholders may not have another opportunity to participate in a tender offer or exchange their Common Shares for the then-existing NAV per Common Share. Common Shares of closed-end management investment companies frequently trade at a discount from their NAV and as a result remaining Common Shareholders may only be able to sell their Common Shares at a discount to NAV. See “—Market Discount.” The Adviser may have a conflict of interest in recommending to the Board of Directors that the limited term structure be eliminated and the Fund have a perpetual existence.

In order to pay for Common Shares to be purchased in an Eligible Tender Offer or to liquidate the portfolio in connection with the Fund’s termination, the Fund will be required to sell its assets. As a result, the Fund may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. The Fund may receive proceeds from the disposition of portfolio investments that are less than the valuations of such investments by the Fund and, in particular, losses from the disposition of illiquid securities may be significant. The disposition of portfolio investments by the Fund could also cause market prices of such instruments, and hence the NAV and market price of the Common Shares, to decline. In addition, disposition of portfolio investments will cause the Fund to incur increased brokerage and related transaction expenses.

Moreover, in conducting such portfolio transactions, the Fund may need to deviate from its investment policies and may not achieve its investment objectives. The Fund’s portfolio composition may change as its portfolio holdings mature or are called or sold in anticipation of an Eligible Tender Offer or the Termination Date. During such period(s), it is possible that the Fund will hold a greater percentage of its total assets in shorter term and lower yielding securities and cash and cash equivalents than it would otherwise, which may impede the Fund’s ability to achieve its investment objectives and adversely impact the Fund’s performance and distributions to Common Shareholders, which may in turn adversely impact the market value of the Common Shares. In addition, the Fund may be required to reduce its leverage, which could also adversely impact its performance. The additional cash or cash equivalents held by the Fund could be obtained through reducing the Fund’s distributions to Common Shareholders and/or holding cash in lieu of reinvesting, which could limit the ability of the Fund to participate in new investment opportunities. The Fund does not limit its investments to securities having a maturity date prior to or around the Termination Date, which may exacerbate the foregoing risks and considerations. A Common Shareholder may be subject to the foregoing risks over an extended period of time, particularly if the Fund conducts an Eligible Tender Offer and is also subsequently terminated by or around the Termination Date.

If the Fund’s tax basis for the investments sold is less than the sale proceeds, the Fund will recognize capital gains, which the Fund will be required to distribute to Common Shareholders. In addition, the Fund’s purchase of tendered Common Shares pursuant to a tender offer will have tax consequences for tendering Common Shareholders and may have tax consequences for non-tendering Common Shareholders. The purchase of Common Shares by the Fund pursuant to a tender offer will have the effect of increasing the proportionate interest in the Fund of non-tendering Common Shareholders. All Common Shareholders remaining after a tender offer will be subject to proportionately higher expenses due to the reduction in the Fund’s total assets resulting from payment for the tendered Common Shares. A reduction in net assets, and the corresponding increase in the Fund’s expense ratio, could result in lower returns and put the Fund at a disadvantage relative to its peers and potentially cause the Fund to trade at a wider discount to NAV than it otherwise would. Such reduction in the Fund’s total assets may also result in less investment flexibility, reduced diversification and greater volatility for the Fund, and may have an adverse effect on the Fund’s investment performance. Moreover, the resulting reduction in the number of outstanding Common Shares could cause the Common Shares to become thinly traded or otherwise adversely impact the secondary market trading of such shares. Furthermore, the portfolio of the Fund following an Eligible Tender Offer could be significantly different and, therefore, Common Shareholders retaining an investment in the Fund could be subject to greater risk. For example, the Fund may be required to sell its more liquid, higher quality portfolio investments to purchase Common Shares that are tendered in an Eligible Tender Offer, which would leave a less liquid, lower quality portfolio for remaining shareholders. The prospects of an Eligible Tender Offer may attract arbitrageurs who would purchase the Common Shares prior to the tender offer for the sole purpose of tendering those shares which could have the effect of exacerbating the risks described herein for shareholders retaining an investment in the Fund following an Eligible Tender Offer.

In connection with its termination, the Fund may distribute the proceeds from the disposition of portfolio securities in one or more liquidating distributions prior to the final liquidation, which may cause fixed expenses to increase when expressed as a percentage of assets under management. Upon a termination, it is anticipated that the Fund will have distributed substantially all of its net assets to Common Shareholders, although securities for which no market exists, securities trading at depressed prices, if any, and assets recovered following termination may be placed in a liquidating trust. Common Shareholders will bear the costs associated with establishing and maintaining a liquidating trust, if necessary. Securities placed in a liquidating trust may be held for an indefinite period of time until they can be sold or pay out all of their cash flows. The Fund cannot predict the amount, if any, of securities that will be required to be placed in a liquidating trust.

Investment Style Risk

The Fund is managed by allocating the Fund’s assets between two different strategies as described in this Prospectus. This may cause the Fund to underperform funds that do not limit their investments to these two strategies during periods when these strategies underperform other types of investments.

Not a Complete Investment Program

The Fund is intended for investors seeking current income and overall total return over the long-term, and is not intended to be a short-term trading vehicle. An investment in the Common Shares of the Fund should not be considered a complete investment program. Each investor should take into account the Fund’s investment objectives and other characteristics as well as the investor’s other investments when considering an investment in the Common Shares. An investment in the Fund may not be appropriate for all investors.

Multi-Manager Risk

Fund performance is dependent upon the success of the Adviser and the Subadviser in implementing the Fund’s investment strategies in pursuit of its investment objectives. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets between each of the principal investment strategies. The Adviser’s and the Subadviser’s investment styles may not always be complementary, which could adversely affect the performance of the Fund. Because the Adviser and the Subadviser each makes investment decisions independently, it is possible that the Adviser and the Subadviser may, at any time, take positions that in effect may be opposite of positions taken by each other. In such cases, the Fund will incur brokerage and other transaction costs without accomplishing any net investment results. The multi-manager approach could increase the Fund’s portfolio turnover rates, which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, and higher broker commissions and other transaction costs. The trading costs and tax consequences associated with portfolio turnover may adversely affect the Fund’s performance. See “—Investment Style Risk.”

In addition, the Subadviser’s implementation of the Municipal Bond Income Strategy means that, at any point in time, the Subadviser will manage 35-75% of the Fund’s Managed Assets. To the extent the Subadvisory Agreement with the Subadviser is terminated or not renewed, Fund performance will become dependent on the Adviser or a new subadviser successfully implementing the Municipal Bond Income Strategy. There is no assurance that a suitable replacement to the Subadviser could be found if the Subadvisory Agreement is terminated or not renewed. Any such termination or non-renewal of the Subadvisory Agreement can have an adverse effect on an investment in the Fund. In addition, to the extent the Adviser retains the responsibility of implementing the Municipal Bond Income Strategy of the Fund following the termination or non-renewal of the Subadvisory Agreement, the approval of the Fund’s stockholders will likely not be required.

Asset Allocation Risk

To the extent that the Adviser’s asset allocation between the Fund’s principal investment strategies may fail to produce the intended result, the Fund’s return may suffer. Additionally, the potentially active asset allocation style of the Fund may lead to changing allocations over time and represent a risk to investors who target fixed asset allocations.

Leverage Risks

Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV. The leverage costs may be greater than the Fund’s return on the underlying investments made from the proceeds of leverage. The Fund’s leveraging strategy may not be successful. See “Use of Leverage.”

If the Fund were to utilize leverage in the form of borrowing, it anticipates that the money borrowed for investment purposes will incur interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause the holders of Common Shares to receive a higher current rate of return than if the Fund were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing return to the holders of Common Shares. Developments in the credit markets may adversely affect the ability of the Fund to borrow money for investment purposes and may increase the costs of such borrowings, which would reduce returns to the holders of Common Shares.

In addition to the foregoing, the use of leverage involves risks and special considerations for Common Shareholders, including:

●	the likelihood of greater volatility of NAV, market price and dividend rate of the Common Shares than a comparable portfolio without leverage;

●	the risk that fluctuations in interest rates on borrowings or on short-term debt or in the interest or dividend rates on any debt securities or Preferred Shares that the Fund must pay will reduce the return to the Common Shareholders;

●	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Common Shares;

●	when the Fund uses financial leverage, the investment management fees payable to the Adviser and the subadvisory fees payable by the Adviser to the Subadviser will be higher than if the Fund did not use leverage. This may create a conflict of interest between the Adviser and the Subadviser, on the one hand, and the holders of Common Shares, on the other; and

●	leverage may increase operating costs, which may reduce total return.

The use of leverage may limit the Fund’s flexibility and may require that the Fund sell other portfolio investments to pay Fund expenses, to maintain assets in an amount sufficient to cover the Fund’s leveraged exposure or to meet other obligations at a time when it may be disadvantageous to sell such assets.

Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Adviser does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objectives and policies if the Fund were to utilize such leverage.

Leverage risk would also apply to the Fund’s investments in Underlying Funds to the extent an Underlying Fund uses leverage. To the extent the Fund uses leverage and invests in Underlying Funds that also use leverage, the risks associated with leverage will be magnified, potentially significantly.

The Fund currently anticipates that leverage will be obtained through the use of proceeds received from tender option bond transactions. See “—Investment-Related Risks—Tender Option Bonds Risks.”

Portfolio Turnover Risk

The Fund’s annual portfolio turnover rate may vary greatly from year to year. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to holders of Common Shares, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. See “U.S. Federal Income Tax Matters.”

Potential Conflicts of Interest Risk

The Adviser, the Subadviser and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the Adviser and the Subadviser each manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Adviser, the Subadviser and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Adviser, the Subadviser and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of the Adviser or Subadviser invest in, or even conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of the Adviser or Subadviser (as applicable) or result in the Adviser or Subadviser receiving material, non-public information, or the Adviser and Subadviser may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if the Adviser or Subadviser acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

The portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Adviser or the Subadviser which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Adviser, the Subadviser and their affiliates may provide more services to some types of funds and accounts than others.

The Fund, Adviser and/or Subadviser (as applicable) have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the Adviser and Subadviser are treated equitably. There is no guarantee that the policies and procedures adopted by the Adviser, the Subadviser and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the Adviser and/or the Subadviser may manage or advise from time to time. For further information on potential conflicts of interest, see “Management of the Fund—Conflicts of Interest” in the SAI.

In addition, while the Fund is using leverage, the amount of the fees paid to the Adviser (and by the Adviser to the Subadviser) for investment advisory and management services are higher than if the Fund did not use leverage because the fees paid are calculated based on the Fund’s Managed Assets, which include assets purchased with leverage. Therefore, the Adviser and the Subadviser have a financial incentive to leverage the Fund, which creates a conflict of interest between the Adviser and the Subadviser on the one hand and the Common Shareholders of the Fund on the other.

Stockholder Activism

Stockholder activism, which could take many forms, including making public demands that the Fund consider certain strategic alternatives, engaging in public campaigns to attempt to influence the Fund’s corporate governance and/or management, and commencing proxy contests to attempt to elect the activists’ representatives or others to the Fund’s Board of Directors, or arise in a variety of situations, has been increasing in the closed-end fund space recently. While the Fund is currently not subject to any stockholder activism, due to the potential volatility of the Fund’s stock price and for a variety of other reasons, the Fund may in the future become the target of stockholder activism. Stockholder activism could result in substantial costs and divert management’s and the Board’s attention and resources from its business. Also, the Fund may be required to incur significant legal and other expenses related to any activist stockholder matters. Further, the Fund’s stock price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any stockholder activism.

Cyber Security Risk

With the increased use of the Internet and because information technology (“IT”) systems and digital data underlie most of the Fund’s operations, the Fund and the Adviser, Subadviser, transfer agent, and other service providers and the vendors of each (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”). This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Successful cyber-attacks or other cyber-failures or events affecting the Fund or its Service Providers may adversely impact the Fund or its shareholders or cause an investment in the Fund to lose value. For instance, such attacks, failures or other events may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, or cause reputational damage. Because the Fund does not offer to redeem its Common Shares at NAV, damage to the reputation of the Fund or its service providers could cause a decline in the value of the Fund’s Common Shares, perhaps suddenly. Such attacks, failures or other events could also subject the Fund or its Service Providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Insurance protection and contractual indemnification provisions may be insufficient to cover these losses. The Fund or its Service Providers may also incur significant costs to manage and control Cyber Risk. While the Fund and its Service Providers have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate Cyber Risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated.

Cyber Risk is also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such issuers to lose value.

Secondary Market for the Common Shares

The issuance of Common Shares through the Plan may have an adverse effect on the secondary market for the Common Shares. The increase in the number of outstanding Common Shares resulting from the issuances pursuant to the Plan and the discount to the market price at which such Common Shares may be issued, may put downward pressure on the market price for the Common Shares. When the Common Shares are trading at a premium, the Fund may also issue Common Shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding Common Shares resulting from these offerings may put downward pressure on the market price for Common Shares.

Anti-Takeover Provisions

Maryland law and the Fund’s Charter and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status, including the adoption of a staggered Board of Directors and the supermajority voting requirements discussed herein. These provisions could deprive the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at NAV. See “Certain Provisions of the Fund’s Charter and Bylaws and of Maryland Law.” This risk would also apply to many of the Fund’s investments in Underlying Funds.

Risks Associated with Additional Offerings

There are risks associated with offerings of additional common or preferred shares of the Fund. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or do not purchase sufficient shares to maintain their percentage interest. In addition, the sale of shares in an offering may have an adverse effect on prices in the secondary market for the Fund’s shares by increasing the number of shares available, which may put downward pressure on the market price of the Fund’s Shares. These sales also might make it more difficult for the Fund to sell additional equity securities in the future at a time and price the Fund deems appropriate.

In the event any additional series of fixed rate preferred shares are issued and such shares are intended to be listed on an exchange, prior application will have been made to list such shares. During an initial period, which is not expected to exceed 30 days after the date of its initial issuance, such shares may not be listed on any securities exchange. During such period, the underwriters may make a market in such shares, although they will have no obligation to do so. Consequently, an investment in such shares may be illiquid during such period. Fixed rate preferred shares may trade at a premium to or discount from liquidation value.

There are risks associated with an offering of Rights (in addition to the risks discussed herein related to the offering of shares and preferred shares). Shareholders who do not exercise their rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their rights. As a result of such an offering, a shareholder may experience dilution in net asset value per share if the subscription price per share is below the net asset value per share on the expiration date. In addition to the economic dilution described above, if a shareholder does not exercise all of their Rights, the shareholder will incur voting dilution as a result of the Rights offering. This voting dilution will occur because the shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the Rights offering.

There is a risk that changes in market conditions may result in the underlying common shares or preferred shares purchasable upon exercise of Rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the Rights. If investors exercise only a portion of the rights, the number of shares issued may be reduced, and the shares may trade at less favorable prices than larger offerings for similar securities. Rights issued by the Fund may be transferable or non-transferable rights.

Effects of Leverage [Text Block]

USE OF LEVERAGE

The Fund may borrow money and/or issue Preferred Shares, notes or debt securities for investment purposes. These practices are known as leveraging. In addition, the Fund may enter into derivative and other transactions that have the effect of leverage. Such other transactions may include tender option bond transactions (as described herein). The Adviser determines whether or not to engage in leverage based on its assessment of conditions in the debt and credit markets. As of the time immediately after it enters into any of the foregoing transactions, the Fund will seek to limit its overall effective leverage to 45% of its Managed Assets.

The Fund currently utilizes leverage obtained through the use of proceeds received from tender option bond transactions. See “—Tender Option Bonds” below. To date, the Fund has not issued any Preferred Shares or debt securities.

Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately after doing so the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness (i.e., such indebtedness may not exceed 33 1/3% of the value of the Fund’s total assets including the amount borrowed). Additionally, under the 1940 Act, the Fund may not declare any dividend or other distribution upon any class of its shares, or purchase any such shares, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be. Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the total asset value of the Fund’s portfolio is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., such liquidation value may not exceed 50% of the Fund’s Managed Assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the NAV of the Fund’s portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of such liquidation value of the Preferred Shares. However, certain short-term borrowings (such as for cash management purposes) are not subject to the 33 1/3% limitation if (i) repaid within 60 days, (ii) not extended or renewed and (iii) not in excess of 5% of the total assets of the Fund. Normally, Common Shareholders will elect the directors of the Fund except that the holders of any Preferred Shares will elect two directors. In the event the Fund failed to pay dividends on its Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the directors until the dividends are paid.

The Fund may be subject to certain restrictions on investments imposed by lenders or by one or more rating agencies that may issue ratings for any senior securities issued by the Fund. Borrowing covenants or rating agency guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. Since the holders of common stock pay all expenses related to the use of leverage, such use of leverage would create a greater risk of loss for the Fund’s Common Shares than if leverage is not used. See “Risks—Structural Risks—Leverage Risks.”

The Fund may enter into derivatives or other transactions (e.g., total return swaps) that may provide leverage (other than through borrowings or the issuance of Preferred Shares). The Fund may also invest in reverse repurchase agreements, total return swaps and derivatives or other transactions with leverage embedded in them in a limited manner or subject to a limit on leverage risk calculated based on value-at-risk, as required by Rule 18f-4 under the 1940 Act. These transactions will not cause the Fund to pay higher advisory or administration fee rates than it would pay in the absence of such transactions.

These transactions entail additional expenses (e.g., transaction costs) which are borne by the Fund. These types of transactions have the potential to increase returns to Common Shareholders, but they also involve additional risks. This additional leverage will increase the volatility of the Fund’s investment portfolio and could result in larger losses than if the transactions were not entered into. See “Risks—Investment-Related Risks—Derivatives Risks.”

Tender Option Bonds. The Fund leverages its assets through the use of proceeds received from tender option bond transactions. In a tender option bond transaction, a tender option bond trust (a “TOB Issuer”) is typically established by forming a special purpose trust into which the Fund, or an agent on behalf of the Fund, transfers Municipal Bonds or other municipal securities. A TOB Issuer typically issues two classes of beneficial interests: short-term floating rate notes (“TOB Floaters”), which are sold to third party investors, and residual interest municipal tender option bonds (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in both TOB Floaters and TOB Residuals, including TOB Floaters and TOB Residuals issued by the same TOB Issuer. The Fund may not invest more than 5% of its Managed Assets in any single TOB Issuer. The Fund does not currently intend to invest in TOB Residuals issued by a TOB Issuer that was not formed for the Fund, although it reserves the right to do so in the future.

The TOB Issuer receives Municipal Bonds or other municipal securities and then issues TOB Floaters to third party investors and a TOB Residual to the Fund. The Fund is paid the cash (less transaction expenses, which are borne by the Fund and therefore the holders of the Common Shares indirectly) received by the TOB Issuer from the sale of the TOB Floaters and typically will invest the cash in additional Municipal Bonds or other investments permitted by its investment policies. TOB Floaters may have first priority on the cash flow from the securities held by the TOB Issuer and are enhanced with a liquidity support arrangement from third-party a bank or other financial institution (the “liquidity provider”), which allows holders to tender their position at par (plus accrued interest). The Fund, in addition to receiving cash from the sale of the TOB Floaters, also receives the TOB Residual. The TOB Residual provides the Fund with the right to (1) cause the holders of the TOB Floaters to tender their notes to the TOB Issuer at par (plus accrued interest), and (2) acquire the underlying Municipal Bonds or other municipal securities from the TOB Issuer. In addition, all voting rights and decisions to be made with respect to any other rights relating to the underlying securities deposited in the TOB Issuer are passed through to the Fund, as the holder of the TOB Residual. Such a transaction, in effect, creates exposure for the Fund to the entire return of the securities deposited in the TOB Issuer, with a net cash investment by the Fund that is less than the value of the underlying securities deposited in the TOB Issuer. This multiplies the positive or negative impact of the underlying securities’ return within the Fund (thereby creating leverage).

The TOB Issuer may be terminated without the consent of the Fund upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the underlying securities deposited in the TOB Issuer, a substantial downgrade in the credit quality of the issuer of the securities deposited in the TOB Issuer, the inability of the TOB Issuer to obtain liquidity support for the TOB Floaters, a substantial decline in the market value of the underlying securities deposited in the TOB Issuer, or the inability of the sponsor or remarketing agent to remarket any TOB Floaters tendered by holders of the TOB Floaters. In such an event, the TOB Floaters would be redeemed by the TOB Issuer at par (plus accrued interest) out of the proceeds from a sale of the underlying securities deposited in the TOB Issuer. If this happens, the Fund would be entitled to the assets of the TOB Issuer, if any, that remain after the TOB Floaters have been redeemed at par (plus accrued interest). If there are insufficient proceeds from the sale of these securities to redeem all of the TOB Floaters at par (plus accrued interest), the liquidity provider or holders of the TOB Floaters would bear the losses on those securities and there would be no recourse to the Fund’s assets (unless the Fund held a recourse TOB Residual). A recourse TOB Residual is generally a TOB Residual issued by a TOB Issuer in which the TOB Floaters represent greater than 75% of the market value of the securities at the time they are deposited in the TOB Issuer. If the Fund were to invest in a recourse TOB Residual to leverage its portfolio, it would typically be required to enter into an agreement pursuant to which the Fund is required to pay to the liquidity provider the difference between the purchase price of any TOB Floaters put to the liquidity provider by holders of the TOB Floaters and the proceeds realized from the remarketing of those TOB Floaters or the sale of the assets in the TOB Issuer. The Fund currently does not intend to use recourse TOB Residuals to leverage the Fund’s portfolio, but reserves the right to do so depending on future market conditions.

Under accounting rules, securities of the Fund that are deposited into a TOB Issuer are treated as investments of the Fund, and are presented on the Fund’s Schedule of Investments and outstanding TOB Floaters issued by a TOB Issuer are presented as liabilities in the Fund’s Statement of Assets and Liabilities. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the TOB Floaters and other expenses related to remarketing, administration and trustee services to a TOB Issuer are reported as expenses of the Fund.

For TOB Floaters, generally, the interest rate earned will be based upon the market rates for Municipal Bonds with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the underlying securities deposited in the TOB Issuer, the Fund, if it is the holder of the TOB Floaters, relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOB Issuer provide for a liquidation of the Municipal Bond deposited in the TOB Issuer and the application of the proceeds to pay off the TOB Floaters.

There are inherent risks with respect to investing in a TOB Issuer. These risks include, among others, the bankruptcy or default of the issuer of the securities deposited in the TOB Issuer, a substantial downgrade in the credit quality of the issuer of the securities deposited in the TOB Issuer, the inability of the TOB Issuer to obtain liquidity support for the TOB Floaters, a substantial decline in the market value of the securities deposited in the TOB Issuer, or the inability of the sponsor or remarketing agent to remarket any TOB Floaters tendered by holders of the TOB Floaters. See “Risks—Investment-Related Risks—Tender Option Bonds Risk.”

Effects of Leverage. The use of proceeds from tender option bond transactions represented approximately 40% of Managed Assets as of June 30, 2023. Asset coverage with respect to tender option bond transactions was 251%. The total weighted average cost of the leverage outstanding as of June 30, 2023 (inclusive of the leverage attended through the use of tender option bond transactions) was 3.14% of the principal amount outstanding.

Assuming the Fund’s leverage costs remain as described above (at an assumed annual cost of 3.14% of the principal amount outstanding) the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover its leverage costs would be 1.25%.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Common Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 40% of the Fund’s Managed Assets and the Fund’s assumed annual leverage cost rate of 3.14% of the principal amounts outstanding. See “Risks—Structural Risks—Leverage Risks.”

Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%
Common Share Total Return	-18.72%	-10.40%	-2.08%	6.23%	14.55%

Total return is composed of two elements—the dividends on Common Shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As the table shows, leverage generally increases the return to Common Shareholders when portfolio return is positive or greater than the costs of leverage and decreases return when the portfolio return is negative or less than the costs of leverage.

During the time in which the Fund is using leverage, the amount of the fees paid to the Adviser (and from the Adviser to the Subadviser) for investment management services (and subadvisory services) is higher than if the Fund did not use leverage because the fees paid are calculated based on the Fund’s Managed Assets. This may create a conflict of interest between the Adviser and the Subadviser, on the one hand, and the holders of Common Shares, on the other. Also, because the leverage costs will be borne by the Fund at a specified interest rate, only the Fund’s Common Shareholders will bear the cost of the Fund’s management fees and other expenses. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Effects of Leverage [Table Text Block]
Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%
Common Share Total Return	-18.72%	-10.40%	-2.08%	6.23%	14.55%

Return at Minus Ten [Percent]		(18.72%)
Return at Minus Five [Percent]		(10.40%)
Return at Zero [Percent]		(2.08%)
Return at Plus Five [Percent]		6.23%
Return at Plus Ten [Percent]		14.55%
Effects of Leverage, Purpose [Text Block]		The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Common Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 40% of the Fund’s Managed Assets and the Fund’s assumed annual leverage cost rate of 3.14% of the principal amounts outstanding. See “Risks—Structural Risks—Leverage Risks.”
Share Price [Table Text Block]

	MARKET PRICE(1)		NET ASSET VALUE (2)		PREMIUM/(DISCOUNT) TO NET ASSET VALUE(3)
Quarter Ended	High	Low	High	Low	High	Low
March 31, 2022	$20.19	$19.03	$20.28	$19.60	-0.44%	-2.91%
June 30, 2022	$19.30	$15.51	$19.51	$17.45	-1.08%	-11.12%
September 30, 2022	$17.71	$15.33	$18.46	$16.58	-4.06%	-7.54%
December 31, 2022	$15.90	$14.02	$17.41	$16.12	-8.67%	-13.03%
March 31, 2023	$16.84	$14.73	$17.98	$17.09	-6.34%	-13.81%
June 30, 2023	$16.08	$14.85	$17.25	$17.11	-6.78%	-13.21%

(1)	Based on high and low closing market price for the respective quarter.

(2)	Based on the net asset value calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

(3)	Calculated based on the information presented.

Lowest Price or Bid	[11]		$ 14.85	$ 14.73	$ 14.02	$ 15.33	$ 15.51	$ 19.03
Highest Price or Bid	[11]		16.08	16.84	15.90	17.71	19.30	20.19
Lowest Price or Bid, NAV	[12]		17.11	17.09	16.12	16.58	17.45	19.60
Highest Price or Bid, NAV	[12]		$ 17.25	$ 17.98	$ 17.41	$ 18.46	$ 19.51	$ 20.28
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[13]		(6.78%)	(6.34%)	(8.67%)	(4.06%)	(1.08%)	(0.44%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[13]		(13.21%)	(13.81%)	(13.03%)	(7.54%)	(11.12%)	(2.91%)
Latest Share Price			$ 16.04
Latest Premium (Discount) to NAV [Percent]			(6.96%)
Latest NAV			$ 17.24
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF THE FUND’S SECURITIES

The following summary of the terms of the Securities does not purport to be complete and is subject to and qualified in its entirety by reference to the Maryland General Corporation Law, and to the Fund’s Charter and the Fund’s Bylaws, copies of which are filed as exhibits to the Registration Statement.

The Fund’s authorized capital stock consists of 50,000,000 shares of common stock, $0.0001 par value per share, all of which is classified as Common Shares. The Fund’s Board of Directors, with the approval of a majority of the entire Board, but without any action by the shareholders of the Fund, may amend the Fund’s Charter from time to time to increase or decrease the aggregate number of shares of stock of the Fund or the number of shares of stock of any class or series that the Fund has authority to issue.

In general, shareholders or subscribers for the Fund’s stock have no personal liability for the debts and obligations of the Fund because of their status as shareholders or subscribers, except to the extent that the subscription price or other agreed consideration for the stock has not been paid.

Common Stock

The Common Shares have no preemptive, conversion, exchange, appraisal or redemption rights, and each share has equal voting, dividend, distribution and liquidation rights.

Common Shareholders are entitled to receive dividends if and when the Board of Directors declares dividends from funds legally available. Whenever Preferred Shares or borrowings are outstanding, Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on the Preferred Shares and interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution as described above.

In the event of the Fund’s liquidation, dissolution or winding up, Common Shares would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of Preferred Shares, if any Preferred Shares are outstanding at such time.

Common Shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that, assuming there are no Preferred Shares are outstanding, the holders of more than 50% of the Common Shares will elect 100% of the directors then nominated for election if they choose to do so and, in such event, the holders of the remaining Common Shares will not be able to elect any Directors.

The Fund’s Charter authorizes the Board of Directors to classify and reclassify any unissued shares of common stock into other classes or series of stock. Prior to issuance of shares of each class or series, the Board of Directors is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board of Directors could authorize the issuance of shares of common stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of the Fund’s Common Shares or otherwise be in their best interest. As of the date of this Prospectus, the Fund has no plans to classify or reclassify any unissued shares of common stock.

The Fund’s currently outstanding common shares are, and the Common Shares offered in this Prospectus will be, subject to notice of issuance, listed on the NYSE under the trading or “ticker” symbol “RMMZ.” Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of shareholders in each year. The provisions of the 1940 Act generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end investment company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering), unless such a sale is made in connection with an offering to existing holders of shares of common stock or with the consent of a majority of its common stockholders. The Fund may, from time to time, seek the consent of common shareholders to permit the issuance and sale by the Fund of Common Shares at a price below the Fund’s then-current net asset value, subject to certain conditions. If such consent is obtained, the Fund may, contemporaneous with and in no event more than one year following the receipt of such consent, sell Common Shares at a price below net asset value in accordance with any conditions adopted in connection with the giving of such consent. Additional information regarding any consent of common shareholders obtained by the Fund and the applicable conditions imposed on the issuance and sale by the Fund of Common Shares at a price below net asset value will be disclosed in the prospectus supplement relating to any such offering of Common Shares at a price below net asset value. See also “—Subscription Rights” below.

Preferred Stock

The Fund’s Charter authorizes the Board of Directors to classify and reclassify any unissued shares of stock into other classes or series of stock, including Preferred Shares, without the approval of Common Shareholders. Prior to issuance of any shares of Preferred Shares, the Board of Directors is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for such shares. Thus, the Board of Directors could authorize the issuance of Preferred Shares with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for Common Shareholders or otherwise be in their best interest. The prospectus supplement for any potential offering of preferred shares will describe the terms and conditions of those shares, including information regarding the liquidation preference, distribution rate, any optional or mandatory redemption provisions and whether the preferred shares are convertible into common shares. As of the date of this Prospectus, the Fund has not issued any Preferred Shares.

Any issuance of Preferred Shares must comply with the requirements of the 1940 Act. Specifically, the Fund is not permitted under the 1940 Act to issue Preferred Shares unless immediately after such issuance the total asset value of the Fund’s portfolio is at least 200% of the liquidation value of the outstanding Preferred Shares. Among other requirements, including other voting rights, the 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two directors at all times. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares would have the right to elect a majority of the Fund’s directors at any time two years’ dividends on any Preferred Shares are unpaid.

Preferred Shares of the Fund would be senior to the common shares with respect to the payment of dividends and the distributions of the assets of the Fund upon liquidation. In addition, all Preferred Shares of the Fund would be pari passu (or on equal footing) with one another and junior to the Fund’s senior securities representing indebtedness. See “Use of Leverage”.

The applicable prospectus supplement will set forth whether or not the shares of the Fund’s preferred stock offered in this Prospectus will be listed or traded on any securities exchange. If the shares of the Fund’s preferred stock are not listed on a securities exchange, there may be no active secondary trading market for such shares and an investment in such shares may be illiquid.

The terms, if any, on which the preferred stock may be exchanged for or converted into shares of common stock or any other security and, if applicable, the conversion or exchange price, or how it will be calculated, and the conversion or exchange period will also be set forth in the applicable prospectus supplement.

Subscription Rights

The Fund may issue Rights to (i) common shareholders to purchase Common Shares and/or Preferred Shares or (ii) preferred shareholders to purchase Preferred Shares (subject to applicable law). Rights may be issued independently or together with any other offered Security and may or may not be transferable by the person purchasing or receiving the Rights. In connection with a Rights offering to common and/or preferred shareholders, the Fund would distribute certificates evidencing the Rights and a prospectus supplement, containing all of the material terms of the Rights agreement relating to such Rights (the “Subscription Rights Agreement”), to the Fund’s common or preferred shareholders, as applicable, as of the record date that the Fund sets for determining the shareholders eligible to receive Rights in such Rights offering.

The applicable prospectus supplement would describe the following terms of Rights in respect of which this Prospectus is being delivered:

● the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

● the title of such subscription Rights;

● the exercise price for such Rights (or method of calculation thereof);

● the number of such Rights issued in respect of each common share;

● the number of Rights required to purchase a single preferred share;

● the extent to which such Rights are transferable and the market on which they may be traded if they are transferable;

● if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such Rights;

● the date on which the right to exercise such Rights will commence, and the date on which such right will expire (subject to any extension);

● the extent to which such Rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

● any termination right the Fund may have in connection with such Rights offering;

● the expected trading market, if any, for Rights; and

● any other terms of such Rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such Rights.

Exercise of Rights. Each Right would entitle the holder of the Right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in, the prospectus supplement relating to the Rights offered thereby. Rights would be exercisable at any time up to the close of business on the expiration date for such Rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised Rights would become void.

Upon expiration of the Rights offering and the receipt of payment and the Rights certificate properly completed and duly executed at the corporate trust office of the Rights agent or any other office indicated in the prospectus supplement, the Fund would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered Securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Subscription Rights to Purchase Common and Preferred Stock

The Fund may issue Rights, which would entitle holders to purchase both Common Shares and Preferred Shares in a ratio to be set forth in the applicable prospectus supplement. In accordance with the 1940 Act, at least three subscription rights to purchase Common Shares would be required to subscribe for one Common Share. It is expected that Rights to purchase both Common Shares and Preferred Shares would require holders to purchase an equal number of Common Shares and Preferred Shares, and would not permit holders to purchase an unequal number of Common Shares or Preferred Shares, or purchase only Common Shares or only Preferred Shares. For example, such an offering might be structured such that three Rights would entitle an investor to purchase one Common Share and one Preferred Share, and such investor would not be able to choose to purchase only a Common Share or only a Preferred Share upon the exercise of his, her or its Rights.

The Common Shares and Preferred Shares issued pursuant to the exercise of any such Rights, however, would at all times be separately tradeable securities. Such Common Shares and Preferred Shares would not be issued as a “unit” or “combination” and would not be listed or traded as a “unit” or “combination” on a securities exchange, such as the NYSE, at any time. The applicable prospectus supplement will set forth additional details regarding an offering of Rights to purchase Common Shares and Preferred Shares.

Security Obligations of Ownership [Text Block]

In general, shareholders or subscribers for the Fund’s stock have no personal liability for the debts and obligations of the Fund because of their status as shareholders or subscribers, except to the extent that the subscription price or other agreed consideration for the stock has not been paid.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares	50,000,000	0	8,455,000

Investment And Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risks

An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Common Shares represents an indirect investment in the Underlying Funds owned by the Fund. The value of the Fund or the Underlying Funds, like other market investments, may move up or down, sometimes rapidly and unpredictably. Overall stock market risks may also affect the NAV of the Fund or the Underlying Funds. Factors such as economic growth and market conditions, interest rate levels and political events affect the securities markets. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Management Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risks

The Adviser’s and the Subadviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or the Subadviser’s judgment, as applicable, will produce the desired results. Similarly, the Fund’s investments in Underlying Funds are subject to the judgment of the Underlying Funds’ managers which may prove to be incorrect. In addition, the Adviser and Subadviser will have limited information as to the portfolio holdings of the Underlying Funds at any given time. This may result in the Adviser and Subadviser having less ability to respond to changing market conditions. The Fund may allocate its assets so as to under-emphasize or over-emphasize its investments under the wrong market conditions, in which case the Fund’s NAV may be adversely affected.

In addition, the Fund depends on the diligence, skill and business contacts of the investment professionals of the Adviser and the Subadviser to achieve the Fund’s investment objectives. In particular, the Adviser and Subadviser are dependent upon the expertise of their respective portfolio management teams to implement the Fund’s strategies. If the Adviser or the Subadviser were to lose the services of one or more key individuals, including members of their portfolio management teams, each may not be able to hire qualified replacements or may require an extended time to do so. This could prevent the Fund from achieving its investment objectives and could have an adverse effect on an investment in the Fund.

The Adviser and the Subadviser each manage several registered open-end funds and closed-end funds, and the portfolio managers have previous experience managing closed-end funds. As with any managed fund, the Adviser and Subadviser may not be successful in selecting the best performing securities, leverage strategy or investment techniques, and the Fund’s performance may lag behind that of similar funds as a result.

Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Securities Risks The value of the Fund or an Underlying Fund may decrease in response to the activities and financial prospects of individual securities in the fund’s portfolio.
Municipal Bond Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Municipal Bond Risks

Economic exposure to Municipal Bonds involves certain risks. The Fund’s economic exposure to Municipal Bonds includes Municipal Bonds in the Fund’s portfolio and Municipal Bonds to which the Fund is exposed through Underlying Funds and the ownership of TOB Residuals. The municipal market is one in which dealer firms make markets in bonds on a principal basis using their proprietary capital, and at times these firms’ capital may be severely constrained. In such event, some firms may be unwilling to commit their capital to purchase and to serve as a dealer for Municipal Bonds. Municipal Bonds typically are not registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available about the Municipal Bonds to which the Fund is economically exposed is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser and the Subadviser than would be a stock fund or taxable bond fund. The secondary market for Municipal Bonds, particularly non-investment grade bonds, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the ability to sell such bonds at attractive prices or at prices approximating those at which the Fund and Underlying Funds currently value them.

In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among Federal, state and local governments. The COVID-19 pandemic significantly stressed the financial resources of many municipalities and other issuers of municipal securities, which may impair their ability to meet their financial obligations and may harm the value or liquidity of the Fund’s investments in municipal securities. In particular, responses by municipalities to the COVID-19 pandemic have caused disruptions in business activities. These and other effects of the COVID-19 pandemic, such as increased unemployment levels, have impacted tax and other revenues of municipalities and other issuers of municipal securities and the financial conditions of such issuers. As a result, there is increased budgetary and financial pressure on municipalities and heightened risk of default or other adverse credit or similar events for issuers of municipal securities, which would adversely impact the Fund’s investments. See “—Market Disruption, Geopolitical, Pandemic and Climate Change Risks.” In addition, the taxing power of any governmental entity may be limited by provisions of state constitutions or other laws, and an entity’s credit generally will depend on many factors, including the entity’s tax base, the extent to which the entity relies on Federal or state aid, and other factors which are beyond the entity’s control. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes or could limit the tax exemption of certain types of Municipal Bonds that the Fund and Underlying Funds may invest in. Issuers of Municipal Bonds might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of Municipal Bonds could experience delays in collecting principal and interest and such holders may not, in all circumstances, be able to collect all principal and interest to which they are entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may, in certain circumstances, take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and the ability to maintain an adequate tax base. The timely payments may also be influenced by any unfunded pension liabilities or other post-employee benefit plan liabilities.

Revenue bonds involve special risks, including that the underlying facilities may not generate sufficient income to pay expenses and interest costs. In the case of revenue bonds issued by state and local agencies to finance the development of low-income, multi-family housing, such bonds are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds.

The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or general obligation bonds, particularly if there is a large concentration from issuers in a single state. This is because the value of Municipal Bonds can be significantly affected by the political, economic, legal, and legislative realities of the particular issuer’s locality or municipal sector events. Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the market.

Municipal leases and certificates of participation involve special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event that the governmental issuer is prevented from maintaining occupancy of the lease premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover ownership of the assets.

Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificate of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.

Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

To be tax-exempt, Municipal Bonds must meet certain regulatory requirements. If a Municipal Bond fails to meet such requirements, the interest received by the Fund from its investment in such bonds and distributed to shareholders may be taxable. It is possible that interest on a Municipal Bond may be declared taxable after the issuance of the bond, and this determination may apply retroactively to the date of the issuance of the bond, which could cause a portion of prior distributions made by the Fund to be taxable to shareholders in the year of receipt.

Municipal bonds are also subject to interest rate, credit, and liquidity risk, which are discussed generally elsewhere in this section.

State Specific And Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

State Specific and Industry Risk

The Fund may not directly invest more than 25% of its Managed Assets in Municipal Bonds in any one industry or in any one state of origin. However, the Fund’s overall exposure to a single industry or a single state of origin may be greater after factoring in the investments of the Underlying Funds, in which case the Fund may be more susceptible to adverse economic, political or regulatory occurrences affecting that particular state or industry. For example, the Fund may invest, under normal market conditions, up to 35% of the Managed Assets allocated to the Tactical Municipal Closed-End Fund Strategy in single state municipal closed-end funds and such investments could increase the Fund’s overall exposure to a particular single state. To the extent that the Fund is aware of the investments held by the Underlying Funds, the Fund will consider such information when determining compliance with its fundamental policy relating to industry concentration as described in the SAI. See “Investment Restrictions” in the Fund’s SAI.

Puerto Rico Municipal Bond Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Puerto Rico Municipal Bond Risks

The Fund may invest directly, without limit, in Puerto Rico Municipal Bonds, subject to the industry, issuer and below investment grade investment restrictions under the Municipal Bond Income Strategy, as applicable. Municipal obligations issued by the Commonwealth of Puerto Rico or its political subdivisions, agencies, instrumentalities, or public corporations may be affected by economic, market, political, and social conditions in Puerto Rico. Puerto Rico currently is experiencing significant fiscal and economic challenges, including substantial debt service obligations, high levels of unemployment, underfunded public retirement systems, and persistent government budget deficits. These challenges may negatively affect the value of the Fund’s investments in Puerto Rico Municipal Bonds. Major ratings agencies have downgraded the general obligation debt of Puerto Rico to below investment grade and continue to maintain a negative outlook for this debt, which increases the likelihood that the rating will be lowered further. In both August 2015 and January 2016, Puerto Rico defaulted on its debt by failing to make full payment due on its outstanding bonds, and there can be no assurance that Puerto Rico will be able to satisfy its future debt obligations. Further downgrades or defaults may place additional strain on the Puerto Rico economy and may negatively affect the value, liquidity, and volatility of the Fund’s investments in Puerto Rico Municipal Bonds. Legislation could also impact the value of the Fund’s investments in Puerto Rico Municipal Bonds.

These challenges and uncertainties have been exacerbated by Hurricane Maria, and subsequent hurricanes and storms, and the resulting natural disaster in Puerto Rico. In September 2017, Hurricane Maria struck Puerto Rico, causing major damage across the Commonwealth, including damage to its water, power, and telecommunications infrastructure. The length of time needed to rebuild Puerto Rico’s infrastructure is unclear, but could amount to years, during which the Commonwealth is likely to be in an even more uncertain economic state. The full extent of the natural disaster’s impact on Puerto Rico’s economy and foreign investment in Puerto Rico is difficult to estimate.

Tobacco Settlement Bond Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tobacco Settlement Bond Risks

The Fund may invest directly, without limit, in tobacco settlement bonds, subject to the industry, issuer and below investment grade investment restrictions under the Municipal Bond Income Strategy, as applicable. Annual payments on tobacco settlement bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity pursuant to the MSA. The actual amount of future settlement payments is further dependent on many factors, including, but not limited to, annual domestic cigarette shipments, reduced cigarette consumption, increased taxes on cigarettes, inflation, financial capability of tobacco companies, continuing litigation and the possibility of tobacco manufacturer bankruptcy. The initial and annual payments made by the tobacco companies will be adjusted based on a number of factors, the most important of which is domestic cigarette consumption. If the volume of cigarettes shipped in the U.S. by manufacturers participating in the settlement decreases significantly, payments due from them will also decrease. Demand for cigarettes in the U.S. could continue to decline due to price increases needed to recoup the cost of payments by tobacco companies. Demand could also be affected by: anti-smoking campaigns, tax increases, reduced advertising, enforcement of laws prohibiting sales to minors; elimination of certain sales venues such as vending machines; the spread of local ordinances restricting smoking in public places, and competition from e-cigarettes. As a result, payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers would cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Credit And Below Investment Grade Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit and Below Investment Grade Securities Risks

Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Fund because it and the Underlying Funds may invest in below investment grade securities, which are commonly referred to as “junk” and “high yield” securities; such securities, while generally offering the potential for higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal. The below investment grade securities receiving the lowest rating from an NRSRO are typically already in default. In addition, below investment grade securities are generally susceptible to decline in market value due to adverse economic and business developments and are often unsecured and subordinated to other creditors of the issuer. The market values for below investment grade securities tend to be very volatile, and these securities are generally less liquid than investment grade securities. Because of the substantial risks associated with below investment grade securities, among other factors, you could lose money on your investment in Common Shares, both in the short term and the long term. See “Investment Policies and Techniques—Below Investment Grade Securities” in the SAI for additional discussion of below investment grade securities risks. See also “—Defaulted and Distressed Securities Risk.”

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Generally, when market interest rates rise, bond prices fall, and vice versa. Interest rate risk is the risk that the municipal securities in the Fund’s portfolio will decline in value because of increases in market interest rates. As interest rates decline, issuers of municipal securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower-yielding securities and potentially reducing the Fund’s income. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. In typical market interest rate environments, the prices of longer-term municipal securities generally fluctuate more than prices of shorter-term municipal securities as interest rates change.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions, as evidenced by the bank run on the Silicon Valley Bank Financial Group (“SVB”) causing it to be placed into receivership. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund (or an Investment Fund) will not be able to manage this risk effectively. It is yet to be determined how the bank run on SVB will fully impact the overall performance of the Fund or one or more of its portfolio investments and how similar events may affect the ability of the Fund to execute its investment strategy.

To the extent the Fund is primarily exposed to longer-term Municipal Bonds, the Common Share NAV and market price per Common Share will fluctuate more in response to changes in market interest rates than if the Fund invested primarily in shorter-term Municipal Bonds.

In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments and call features, in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration. For example, the price of a bond with an effective duration of two years will rise (fall) two percent for every one percent decrease (increase) in its yield, and the price of a five-year duration bond will rise (fall) five percent for a one percent decrease (increase) in its yield.

If increasing interest rates slow principal payments and thus extend the average life of securities held by the Fund, this increase in duration will make the Fund more sensitive to the effect of rising rates and may cause the principal value of the Fund’s holdings to decline more than they would in the absence of such an increase in duration.

Yield curve risk is the risk associated with either a flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. When market interest rates, or yields, increase, the price of a bond will decrease and vice versa. When the yield curve shifts, the price of the bond, which was initially priced based on the initial yield curve, will change in price. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows, and the price of the bond will change accordingly. If the bond is short-term and the yield decreases, the price of this bond will increase. If the yield curve steepens, this means that the spread between long- and short-term interest rates increases. Therefore, long-term bond prices will decrease relative to short-term bonds. Changes in the yield curve are based on bond risk premiums and expectations of future interest rates.

The Common Share NAV and market price per Common Share will fluctuate more in response to changes in market interest rates when the Fund has higher exposure to long-term Municipal Bonds than short-term Municipal Bonds. Because the values of lower-rated and comparable unrated debt securities are affected both by credit risk and interest rate risk, the price movements of such lower grade securities in response to changes in interest rates typically have not been highly correlated to the fluctuations of the prices of investment grade quality securities in response to changes in market interest rates.

Libor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Risk

Certain of the Fund’s or Underlying Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates. In July of 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR at the end of 2021. Most LIBOR settings are no longer published as of December 31, 2021. Overnight and 12-month U.S. dollar LIBOR settings permanently ceased after publication on June 30, 2021. 1-, 3- and 6-month U.S. dollar LIBOR settings will continue to be published using a synthetic methodology until September 2024. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s or an Underlying Fund’s performance or NAV.

Sofr Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Inflation Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. In addition, during any period of rising inflation, interest rates on borrowings would likely increase, which would tend to further reduce returns to Common Shareholders. Deflation risk is the risk that prices throughout the economy decline over time–the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Tactical Municipal Closed End Fund Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tactical Municipal Closed-End Fund Strategy Risk

The Fund invests in closed-end funds as a principal part of the Tactical Municipal Closed-End Fund Strategy. Shares of closed-end funds listed for trading on a securities exchange frequently trade at a price per share that is less than the NAV per share, the difference representing the “market discount” of such shares. The market price of such shares may be affected by factors such as NAV, dividend or distribution levels and their stability (which will in turn be affected by levels of dividend and interest payments by the closed-end fund’s portfolio holdings, the timing and success of the closed-end fund’s investment strategies, regulations affecting the timing and character of fund distributions, fund expenses and other factors), supply of and demand for the shares, trading volume of the shares, general market, interest rate and economic conditions and other factors beyond the control of the closed-end fund.

In addition, a market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV but, rather, are subject to supply and demand in the secondary market.

The Fund may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s Common Shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Underlying Fund Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Fund Risks

The Fund will incur higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry or state, the Fund would be vulnerable to factors affecting that industry or state and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate.

As the Fund will invest at least a portion of its Managed Assets in closed-end funds and ETFs, the Fund’s performance will depend to a greater extent on the overall performance of investment companies generally, in addition to the performance of the specific Underlying Funds (and other assets) in which the Fund invests. The use of leverage by Underlying Funds magnifies gains and losses on amounts invested and increases the risks associated with investing in Underlying Funds. Further, the Underlying Funds are not subject to the Fund’s investment policies and restrictions. The Fund generally receives information regarding the portfolio holdings of Underlying Funds only when that information is made available to the public. The Fund cannot dictate how the Underlying Funds invest their assets. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling. The Underlying Funds may invest their assets in securities and other instruments, and may use investment techniques and strategies, that are not described in this Prospectus, and there is risk that the Underlying Funds may not be in compliance with their investment policies and strategies, including their policy to invest at least 80% of their assets in Municipal Bonds which, in turn, could result in the Fund’s non-compliance with its own investment policies. Because the Fund expects that most of the Underlying Funds will publish their portfolio holdings only at intervals, and then only after some delay, the Fund will generally not know for certain the current holdings of the Underlying Funds.

Common Shareholders will bear two layers of fees and expenses with respect to the Fund’s investments in Underlying Funds because each of the Fund and the Underlying Fund will charge fees and incur separate expenses. If those Underlying Funds use leverage, that will likely increase the amount of fees that the Fund, as an investor in the Underlying Funds, will pay. See “Summary of Fund Expenses” for a further description of such fees and their impact on the expenses of the Fund. In addition, subject to applicable 1940 Act limitations, the Underlying Funds themselves may purchase securities issued by registered and unregistered funds (e.g., common stock and preferred stock), and those investments would be subject to the risks associated with Underlying Funds and unregistered funds (including a third layer of fees and expenses, i.e., the Underlying Fund will indirectly bear fees and expenses charged by the funds in which the Underlying Fund invests, in addition to the Underlying Fund’s own fees and expenses). The Fund’s investment in an Underlying Fund also may result in the Fund’s receipt of cash in excess of the Underlying Fund’s earnings; if the Fund distributes these amounts, the distributions could constitute a return of capital to Fund shareholders for federal income tax purposes but may be characterized as a dividend if the Fund has earnings from other sources. As a result of these factors, the use of the fund of funds structure by the Fund could therefore affect the amount, timing and character of distributions to shareholders.

As may be the case with the Fund, the shares of many closed-end funds in which the Fund may invest frequently trade after their initial public offering at a price per share that is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

The Fund may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but in a down market may increase the size and speed of losses. Thus, leveraged funds may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure. Since the Fund may use leverage to invest in other funds that are leveraged, the effect of gains and losses in the other funds may be compounded, especially when events occur that may broadly affect the market for municipal securities. In addition, the Fund may invest in such senior securities issued by closed-end funds, including auction rate municipal securities and auction rate preferred securities. In recent market environments, auctions have failed, which adversely affects the liquidity and price of auction rate securities, and are unlikely to resume. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities. Moreover, between auctions, there may be no secondary market for these securities, and sales conducted on a secondary market may not be on terms favorable to the seller. Auction rate securities may be called by the issuer. Thus, with respect to liquidity and price stability, auction rate securities may differ substantially from cash equivalents, notwithstanding the frequency of auctions and the credit quality of the security. The Fund’s investments in auction rate securities of closed-end funds are subject to the limitations prescribed by the 1940 Act.

ETFs may trade at a price above (premium) or below (discount) their NAV, especially during periods of significant market volatility or stress, which could cause investors to pay significantly more or less for ETF shares than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. While the creation/redemption feature is designed to make it likely that ETF shares normally will trade close to their NAVs, market prices are not expected to correlate exactly to the shares’ NAVs due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, adverse developments impacting market makers, authorized participants or other market participants, high market volatility or lack of an active trading market for an ETF’s shares (including through a trading halt) may result in market prices that differ significantly from an ETF’s NAV or to the intraday value of the ETF’s holdings. An active trading market for shares of an ETF may not develop or be maintained. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. Additionally, the underlying securities of an ETF may be traded outside of a collateralized settlement system, such as the National Securities Clearing Corporation, a clearing agency that is registered with the SEC. There are a limited number of financial institutions that may act as authorized participants that post collateral for certain trades on an agency basis. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Additionally, in stressed market conditions, the market for ETF shares may become less liquid in response to deteriorating liquidity in the markets for such ETF’s underlying portfolio holdings, which may cause the shares of the ETF to trade at a wider than normal discount or premium. Furthermore, purchases and redemptions of creation units primarily in cash rather than in-kind may cause an ETF to incur certain costs, such as brokerage costs, taxable gains or other losses that it may not have incurred with an in-kind purchase or redemption. These costs may be borne by the ETF and decrease the ETF’s NAV to the extent they are not offset by a transaction fee payable by an authorized participant.

Index-based ETFs (and other index funds) in which the Fund may invest may not be able to replicate exactly the performance of the indices they track due to transaction costs and other expenses of the ETFs. The Fund may also invest in actively managed ETFs that are subject to management risk as the ETF’s investment adviser will apply certain investment techniques and risk analyses in making investment decisions. There can be no guarantee that these will produce the desired results.

The Fund’s investments in Underlying Funds may be restricted by certain provisions of the 1940 Act. Under Section 12(d)(1)(A) of the 1940 Act, the Fund may hold securities of an Underlying Fund in amounts which (i) do not exceed 3% of the total outstanding voting stock of the Underlying Fund, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other Underlying Fund securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. Under Section 12(d)(1)(C) of the 1940 Act, the Fund, together with any other investment companies for which the Adviser acts as an investment adviser, may not, in the aggregate, own more than 10% of the total outstanding voting stock of a registered closed-end investment company. Section 12(d)(1)(F) of the 1940 Act provides that the limitations of Section 12(d)(1) described above shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such Underlying Fund is owned by the Fund and all affiliated persons of the Fund, and (ii) certain requirements are met with respect to sales charges. In addition, Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”), effective as of January 19, 2022, permits the Fund to invest in Underlying Funds beyond the limitations of Section 12(d)(1) described above, subject to various conditions, including that the Fund enter into an investment agreement with the Underlying Fund (which agreements may impose additional conditions on the Fund). In matters upon which the Fund is solicited to vote as a shareholder of an Underlying Fund, the Adviser may be required to vote Underlying Fund shares in the same proportion as shares held by other shareholders of the Underlying Fund.

Esg Considerations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ESG Considerations Risk

While the Subadviser may consider ESG factors it deems relevant or additive when making investment decisions under the Municipal Bond Income Strategy, ESG characteristics are not a primary focus of the Fund. The Fund does not seek to implement a specific “ESG,” “impact” or “sustainability” policy. The Fund may invest in issuers that do not reflect beliefs or values with respect to ESG of any particular investor. While the Fund views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.

To the extent the Subadviser makes an investment decision based in part on ESG characteristics, it may select investments, or forgo investment opportunities, in individual securities and/or sectors of securities for non-investment reasons, which could cause the Fund to underperform funds that do not consider “ESG,” “impact” or “sustainability” criteria. ESG-focused investments and strategies may, at times, be subject to a higher degree of volatility than non-ESG-focused investments and strategies. ESG information and data, including that provided by third parties, may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. The Subadviser’s assessment of an investment’s ESG impact may change over time, which may cause the Fund to hold a security or sell a security when it might otherwise be disadvantageous to do so. Views on ESG, sustainability and positive social and environmental outcomes may differ by fund, adviser and investor. In addition, issuers and sectors that meet the ESG criteria may shift into and out of favor depending on market and economic conditions. Certain bonds in which the Fund invests may be dependent on government incentives and subsidies, and lack of political support for the financing of projects with a positive environmental or social impact could negatively impact the performance of the Fund.

Defaulted And Distressed Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defaulted and Distressed Securities Risks

The Fund and the Underlying Funds may invest in defaulted and distressed securities. Legal difficulties and negotiations with creditors and other claimants are common when dealing with defaulted or distressed issuers. Defaulted or distressed issuers may be insolvent, in bankruptcy or undergoing some other form of financial restructuring. In the event of a default, the Fund or an Underlying Fund may incur additional expenses to seek recovery. The repayment of defaulted bonds is subject to significant uncertainties, and in some cases, there may be no recovery of repayment. Defaulted bonds might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Because of the relative illiquidity of defaulted or distressed debt and equity securities, short sales are difficult, and the Fund and most Underlying Funds primarily maintain long positions. Some relative value trades are possible, where an investor sells short one class of a defaulted or distressed issuer’s capital structure and purchases another. With distressed investing, often there is a time lag between when the Fund and an Underlying Fund makes an investment and when the Fund and the Underlying Fund realizes the value of the investment. In addition, the Fund and an Underlying Fund may incur legal and other monitoring costs in protecting the value of the Fund’s and the Underlying Fund’s claims.

Illiquid Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Securities Risks

The Fund and the Underlying Funds may invest in illiquid securities. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within the time period deemed desirable by a fund. Illiquid securities also may be difficult to value. Liquidity may sometimes be impaired in the municipal market and, because the Fund principally invests in Municipal Bonds, it may find it difficult to purchase or sell such securities at opportune times. Liquidity can be impaired due to interest rate concerns, credit events, or general supply and demand imbalances. Depending on the particular issuer and current economic conditions, Municipal Bonds could be deemed more volatile investments.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for fixed-income securities trading. Fixed-income securities generally trade on an “over-the-counter” market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed-income securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. As a result, the Fund may be subject to risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund’s books.

Tender Option Bonds Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tender Option Bonds Risks

TOB Residuals are derivative municipal securities that have embedded in them the risk of economic leverage. There is no assurance that the Fund’s strategy of using the proceeds received from tender option bond transactions to leverage its assets will be successful. TOB transactions expose the Fund to leverage and credit risk, and generally involve greater risk than investment in fixed rate Municipal Bonds, including the loss of principal.

Distributions on TOB Residuals will bear an inverse relationship to short-term municipal bond interest rates. Distributions on the TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. The amount of such reduction or increase is a function, in part, of the amount of TOB Floaters sold by the TOB Issuer of these securities relative to the amount of the TOB Residuals that it sells. The greater the amount of TOB Floaters sold relative to the TOB Residuals, the more volatile the distributions on the TOB Residuals will be. The value of TOB Residuals may decline rapidly in times of rising interest rates.

The Fund’s use of proceeds received from tender option bond transactions will create economic leverage. Any economic leverage achieved through the Fund’s investment in TOB Residuals will create an opportunity for increased Common Share net income and returns, but will also create the possibility that Common Share long-term returns will be diminished if the cost of the TOB Floaters exceeds the return on the securities deposited in the TOB Issuer. If the income and gains earned on Municipal Bonds deposited in a TOB Issuer that issues TOB Residuals to the Fund are greater than the payments due on the TOB Floaters, the Fund’s returns will be greater than if it had not invested in the TOB Residuals.

The Fund has no current intention of investing in recourse TOB Residuals. However, circumstances may change and it is possible that in the future the Fund may elect to invest in recourse TOB Residuals to leverage its portfolio. If the Fund uses recourse TOB Residuals, the liquidity provider may seek recourse against assets of the Fund, and the Fund may have to pay the liquidity provider the difference between the purchase price of any TOB Floaters put to the liquidity provider by third party investors and the proceeds realized by the liquidity provider from the remarketing of those TOB Floaters or the sale of the assets in the TOB Issuer, which could cause the Fund to lose money in excess of its investment in a TOB Issuer.

Although the Fund generally would unwind a tender option bond transaction rather than try to sell a TOB Residual, if it did try to sell a TOB Residual, its ability to do so would depend on the liquidity of the TOB Residual. TOB Residuals have varying degrees of liquidity based, among other things, upon the liquidity of the underlying securities deposited in the TOB Issuer. The market price of TOB Residuals are more volatile than the underlying securities due to leverage. The leverage attributable to TOB Residuals may be “called away” on relatively short notice and therefore may be less permanent than more traditional forms of leverage. In certain circumstances, the likelihood of an increase in the volatility of NAV and market price of the Common Shares may be greater for a fund that relies primarily on tender option bond transactions to achieve a desired effective leverage ratio. The Fund may be required to sell its TOB Residuals at less than favorable prices, or liquidate other Fund portfolio holdings in certain circumstances, including, but not limited to, the following:

●	If the Fund has a need for cash and the securities deposited in the TOB Issuer are not actively trading due to adverse market conditions;

●	If the sponsors of TOB Issuers (as a collective group or individually) experience financial hardship and consequently seek to terminate their sponsorship of TOB Issuers; and

●	If the value of an underlying security deposited in the TOB Issuer declines significantly (to a level below the notional value of the TOB Floaters issued by the TOB Issuer) and if additional collateral has not been posted by the Fund.

The Fund may invest in taxable TOB Residuals, issued by TOB Issuers formed with taxable municipal securities. There may be a limited number of counterparties for such transactions, which may increase the credit risks, counterparty risks, liquidity risks and other risks of investing in taxable TOB Residuals. The Fund may not invest more than 20% of its Managed Assets in any single third party sponsor that establishes a TOB Issuer. See also “Risks—Investment-Related Risks—Legislation and Regulatory Risks.”

Insurance Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Insurance Risks

The Fund may purchase Municipal Bonds that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will generally affect the value of those securities. Certain significant providers of insurance for Municipal Bonds have at times incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced defaults or otherwise suffered credit deterioration. Such losses may reduce the insurers’ capital and may call into question their continued ability to perform their obligations under such insurance if called upon in the future. While an insured Municipal Bond will typically be deemed to have the rating of its insurer, if the insurer of a Municipal Bond suffers a downgrade in its credit rating or the market discounts the value of the insurance provided, the rating of the underlying Municipal Bond will generally be more relevant and the value of the Municipal Bond would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a Municipal Bond would decline and may not add any value. The insurance feature of a Municipal Bond does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the Common Shares represented by such insured obligation. Because there is no limit on the percentage of Managed Assets that may be insured by any one insurance firm other than the tax diversification rules, there is a risk that a significant portion of the Fund’s holdings may experience a ratings downgrade and lose value if such an insurance company suffers financial or reputational adversity. Some IRS authority treats a guaranty as a separate security subject to the diversification rules, which limit the value of securities issued by any one issuer to not more than 25% of the portfolio.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, among other things, the Fund must derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy a diversification test on a quarterly basis. If the Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. In order to be eligible for the relief provisions with respect to a failure to meet the diversification requirements, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a regulated investment company (“RIC”) for a taxable year, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates (currently 21%) without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

The Fund may qualify to pay exempt-interest dividends, which are treated as items of interest excludable from gross income for federal income tax purposes, if at least 50% of the value of the total assets of the Fund consists of obligations exempt from regular income tax as of the close of each quarter of the Fund’s taxable year. Under this approach, if the proportion of taxable investments held by the Fund exceeded 50% of the Fund’s total assets as of the close of any quarter of the Fund’s taxable year, the Fund would not, for that taxable year, satisfy the general eligibility test that would otherwise permit it to pay exempt-interest dividends for that taxable year. As an alternative, the Fund may qualify to pay exempt-interest dividends if it is a qualified fund-of-funds, i.e., if at least 50% of the value of its total assets are invested in the shares of underlying RICs as of the close of each quarter of the Fund’s taxable year.

The Fund may enter into various types of derivatives transactions, including swap contracts, among others. The use of such derivatives may generate taxable income. The Fund’s use of derivatives may also affect the amount, timing, and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

The value of the Fund’s investments and its NAV may be adversely affected by changes in tax rates and policies. Because interest income from Municipal Bonds is normally not subject to regular federal income taxation, the attractiveness of Municipal Bonds in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from Municipal Bonds. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Bonds. This could in turn affect the Fund’s NAV and ability to acquire and dispose of Municipal Bonds at desirable yield and price levels. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

The Fund will invest in Municipal Bonds in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes, and the Adviser and Subadviser will not independently verify that opinion. Subsequent to the Fund’s acquisition of such a Municipal Bond, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities.

Distributions of ordinary taxable income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not eligible for favorable taxation as “qualified dividend income”), and capital gain dividends will be taxable as long-term capital gains. See “U.S. Federal Income Tax Matters.”

Derivatives Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risks

The Fund and the Underlying Funds may enter into derivatives. Derivative transactions involve investment techniques and risks different from those associated with the Fund’s other investments. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund or an Underlying Fund. The Fund or an Underlying Fund could experience a loss if derivatives do not perform as anticipated, if they are not correlated with the performance of other investments which they are used to hedge or if the fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or can suddenly become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives. Except with respect to the Fund’s investments in total return swaps, the Fund expects its use of derivative instruments will be for hedging purposes. When used for speculative purposes, derivatives will produce enhanced investment exposure, which will magnify gains and losses. Certain derivatives transactions may give rise to a form of leverage. Leverage may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund’s portfolio securities. Further, using derivatives may include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. The Fund and the Underlying Funds also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by such fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund or an Underlying Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund or an Underlying Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. See “—Option and Futures Risks” and “—Swap Risks.” The Adviser has claimed an exclusion from registration as a commodity pool operator with respect to the Fund pursuant to Commodity Futures Trading Commission (“CFTC”) Rule 4.5. See “Investment Policies and Techniques—Derivatives—Regulation as a ‘Commodity Pool’” in the SAI.

On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. The rule permits the Fund or an Underlying Fund to enter into certain derivatives and other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits closed-end funds, including the Fund, from issuing or selling any “senior security” representing indebtedness, unless the fund maintains 300% “asset coverage,” or any senior security representing stock, unless the fund maintains 200% “asset coverage”.

The compliance date for Rule 18f-4 was August 19, 2022. In accordance with the rule, the Fund adopted and implemented a comprehensive written derivatives risk management program and is subject to an outer limit on Fund leverage risk calculated based on value-at-risk. This outer limit is based on a relative value-at-risk test that will compare the Fund’s value-at-risk to the value-at-risk of a designated reference index. The derivatives risk management program is administered by a “derivatives risk manager,” who has been appointed by the Board, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act), and periodically reviews the derivatives risk management program and reports to the Board.

In general, the “derivatives transactions” covered by Rule 18f-4 include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions, if the Fund elects to treat these transactions as “derivatives transactions” under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless such transactions meet the delayed-settlement provision of the rule.

Options And Futures Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options and Futures Risks

The Fund and the Underlying Funds may invest in options and futures contracts and such contracts are expected to be utilized by the Fund, if at all, for hedging purposes. The use of futures and options transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of a fund’s position. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses. Although a fund’s use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it will tend to limit any potential gain to a fund that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium. However, because option premiums paid by the Fund or an Underlying Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. This leverage offered by trading in options could cause the Fund’s or an Underlying Fund’s NAV to be subject to more frequent and wider fluctuation than would be the case if the Fund or an Underlying Fund did not invest in options.

Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Fund or an Underlying Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The counterparties to these transactions typically will be major international banks, broker-dealers and financial institutions. Such options may also be illiquid, and in such cases, the Fund or an Underlying Fund may have difficulty closing out its position. Banks, broker-dealers or other financial institutions participating in such transactions may fail to settle a transaction in accordance with the terms of the option as written. In the event of default or insolvency of the counterparty, the Fund or an Underlying Fund may be unable to liquidate an over-the-counter option position.

An Underlying Fund may purchase and sell call and put options with respect to specific securities, and may write and sell covered or uncovered call and put options. A call option gives the purchaser of the call option, in return for a premium paid, the right to buy the security underlying the option from the writer of the call option at a specified exercise price within a specified time frame. A put option gives the purchaser of the put option, in return for a premium paid, the right to sell the underlying security to the writer of the put option at a specified price within a specified time frame. A covered call option is a call option with respect to an underlying security that a fund owns. The purchaser of a put or call option runs the risk of losing the purchaser’s entire investment, paid as the premium, in a relatively short period of time if the option is not sold at a gain or cannot be exercised at a gain prior to expiration. In selling put options, there is a risk that the Underlying Fund may be required to buy the underlying security at a disadvantageous price above the market price. The un-covered writer of a call option is subject to a risk of loss if the price of the underlying security should increase, and the un-covered writer of a put option is subject to a risk of loss if the price of the underlying security should decrease.

The Fund may invest a significant portion of its total assets in Underlying Funds that write covered call options. To the extent that an Underlying Fund writes a covered call option, it forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the writer of the option, the Underlying Fund bears the market risk of an unfavorable change in the price of the security underlying a written option. As an Underlying Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited and the risk of NAV erosion increases. To the extent an Underlying Fund experiences NAV erosion (which itself may have an indirect negative effect on the market price of interests in the Underlying Fund), the Underlying Fund will have a reduced asset base over which to write covered calls, which may eventually lead to reduced distributions to shareholders such as the Fund. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

To the extent that an Underlying Fund engages in selling options that trade in over-the-counter markets, the Underlying Fund may be subject to additional risks. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as members of “exchange-based” markets. By engaging in option transactions in these markets, an Underlying Fund may take credit risk with regard to parties with which it trades and also may bear the risk of settlement default. These risks may differ materially from those involved in exchange-traded transactions, which generally are characterized by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from these protections, which may subject an Underlying Fund to the risk that a counterparty will not settle a transaction in accordance with agreed terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem. Such “counterparty risk” is increased for contracts with longer maturities when events may intervene to prevent settlement.

There can be no assurance that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day of a price beyond that limit or trading may be suspended for specified periods during the trading day.

Swap Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swap Risks

The Fund and the Underlying Funds may enter into various swap agreements and, other than total return swap agreements (as discussed herein), such agreements are expected to be utilized by the Fund, if at all, for hedging purposes. All of these agreements are considered derivatives. Swap agreements are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on an agreed-upon underlying asset or investment over the term of the swap. The use of swap transactions is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Adviser, Subadviser or an Underlying Fund’s investment adviser is incorrect in its forecasts of default risks, market spreads, liquidity or other applicable factors or events, the investment performance of the Fund or Underlying Fund would diminish compared with what it would have been if these techniques were not used. Swaps and swap options can be used for a variety of purposes, including: to manage fund exposure to changes in interest rates and credit quality; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration.

Swaps could result in losses if interest rates or credit quality changes are not correctly anticipated by the Adviser, Subadviser or Underlying Fund manager. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Total return swaps involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations, which could turn an expected gain into a loss. Total return swaps may effectively add leverage to the Fund’s portfolio because the Fund would be subject to investment exposure on the full notional amount of the swap. To the extent the Fund or an Underlying Fund enters into a total return swap on equity securities, the Fund or the Underlying Fund will receive the positive performance of a notional amount of such securities underlying the total return swap. In exchange, the Fund or the Underlying Fund will be obligated to pay the negative performance of such notional amount of securities. Therefore, the Fund or the Underlying Fund assumes the risk of a substantial decrease in the market value of the equity securities. The use of swaps may not always be successful; using them could lower Fund or Underlying Fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed the Fund’s or an Underlying Fund’s initial investment in such instruments.

Some, but not all, swaps may be cleared, in which case a central clearing counterparty stands between each buyer and seller and effectively guarantees performance of each contract, to the extent of its available resources for such purposes. As a result, the counterparty risk is now shifted from bilateral risk between the parties to the individual credit risk of the central clearing counterparty. Even in such case, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Fund or an Underlying Fund or that the fund’s use of swaps will be advantageous.

Short Sale Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sale Risks

The Fund and the Underlying Funds may engage in short sales. However, the Fund will not engage in any short sales of securities issued by closed-end funds. Short sales are expected to be utilized by the Fund, if at all, for hedging purposes. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. Positions in shorted securities are speculative and riskier than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

If a security sold short increases in price, a fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. With respect to a fund’s short positions, the fund must borrow those securities to make delivery to the buyer. A fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. As a result, a fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons.

When borrowing a security for delivery to a buyer, a fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. A fund must normally repay to the lender an amount equal to any dividends or interest earned while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when a fund is unable to borrow the same security for delivery. In that case, a fund would need to purchase a replacement security at the then current market price or “buy in” by paying the lender an amount equal to the costs of purchasing the security.

Because a fund’s loss on a short sale arises from increases in the value of the security sold short, the loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, which would exacerbate the loss. Conversely, gains on short sales, after transaction and related costs, are generally the difference between the price at which a fund sold the borrowed security and the price it paid to purchase the security for delivery to the buyer. By contrast, a fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

By investing the proceeds received from selling securities short, a fund is using a form of leverage, which creates special risks. The use of leverage may increase a fund’s exposure to long equity positions and make any change in a fund’s NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund or an Underlying Fund will leverage its portfolio, or if it does, that the leveraging strategy will be successful. The Fund also cannot guarantee that the use of leverage by the Fund or an Underlying Fund will produce a higher return on an investment.

Rating Agency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rating Agency Risk

Ratings agencies such as S&P, Fitch, Moody’s or other NRSROs provide ratings on debt securities based on their analyses of information they deem relevant. Ratings are opinions or judgments of the credit quality of an issuer and may prove to be inaccurate. In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and/or repay principal and an NRSRO’s decision to downgrade a security. Further, a rating agency may have a conflict of interest with respect to a security for which it assigns a particular rating if, for example, the issuer or sponsor of the security pays the rating agency for the analysis of its security, which could affect the reliability of the rating.

United States Credit Rating Downgrade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

United States Credit Rating Downgrade Risk

On August 5, 2011, S&P lowered its long-term sovereign credit rating on the United States to “AA+” from “AAA.” In general, a lower rating could increase the volatility in both stock and bond markets, result in higher interest rates and lower Treasury prices and increase the costs of all kinds of debt. These events and similar events in other areas of the world could have significant adverse impacts on issuers of securities held by the Fund and the Fund itself. The Adviser and the Subadviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio. The Adviser and the Subadviser may not timely anticipate or manage existing, new or additional risks, contingencies or developments.

Legislation And Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislation and Regulatory Risks

At any time after the date of this Prospectus, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Changing approaches to regulation may have a negative impact on the entities and/or securities in which the Fund or an Underlying Fund invests. Legislation or regulation may also change the way in which the Fund or an Underlying Fund is regulated. New or amended regulations may be imposed by the CFTC, the Securities and Exchange Commission (“SEC”), the Federal Reserve or other financial regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund or the Underlying Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objectives. The Fund and the Underlying Funds also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental authorities or self-regulatory organizations.

Market Disruption Geopolitical Pandemic And Climate Change Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption, Geopolitical, Pandemic and Climate Change Risks

The Fund and Underlying Funds (as well as their service providers) may be adversely affected by uncertainties and events around the world, such as epidemics and pandemics, including the spread of infectious illness or other public health issues, natural disasters, terrorism and other conflicts, social unrest, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which they are invested. In December 2019, an initial outbreak of COVID-19 was reported and, since then, the number of cases has fluctuated and new “variants” have been confirmed around the world. As a result of infections and deaths, governments have imposed both local and more widespread quarantine measures, border closures and other travel restrictions, causing social unrest and commercial disruption on a global scale. In response to the COVID-19 pandemic, central banks and governments have responded with liquidity injections to ease the strain on financial systems and stimulus measures to buffer the shock to businesses and consumers. These measures have helped stabilize the markets over the short term, but volatility will likely remain elevated until the health crisis itself is under control (via fewer new cases, lower infection rates and/or verified treatments).

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The ongoing COVID-19 pandemic has magnified these risks and has had, and will continue to have, a material adverse impact on local economies in the affected jurisdictions and also on the global economy, as cross border commercial activity and market sentiment have been impacted by the outbreak and government and other measures seeking to contain its spread. The effects of the COVID-19 pandemic have contributed to increased volatility in global financial markets and likely will affect certain countries, regions, companies, industries and market sectors more dramatically than others. It is not known how long the impact of the COVID-19 pandemic will last or the severity thereof.

The COVID-19 pandemic and public health measures taken in response have the potential to negatively affect the budgets of many states and municipalities, and with limited disclosure requirements under the federal securities laws, it may be difficult for investors to discern the full extent of those effects. Although there is discussion of the federal government assisting municipalities with these financial difficulties, any such assistance is subject to the political process and it is far from certain that it will be forthcoming or be in the amounts necessary. Such assistance, if it materializes, may not help the issuers of revenue bonds that finance specific projects.

To the extent the impacts of COVID-19 continue, the Fund may experience negative impacts to its business that could exacerbate other risks to which the Fund is subject, including: (1) issuers of municipal securities could be materially impacted by the COVID- 19 pandemic, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund and result in a decrease in the NAV of the Fund; (2) operational impacts on and availability of key personnel of the Adviser or Subadviser, and/or any of the Fund’s other service providers, vendors and counterparties as they face changed circumstances and/or illness related to the pandemic; and (3) limitations on the Fund’s ability to make distributions or dividends, as applicable.

Although vaccines for COVID-19 have become widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

The Fund cannot predict the effects of or likelihood of such events on the U.S. and world economies, the value of the Common Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s or an Underlying Fund’s portfolio, could be materially impacted by such events which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund.

Climate change poses long-term threats to physical and biological systems. Potential hazards and risks related to climate change for a State or municipality include, among other things, wildfires, rising sea levels, more severe coastal flooding and erosion hazards, and more intense storms. Storms in recent years have demonstrated vulnerabilities in a State’s or municipality’s infrastructure to extreme weather events. Climate change risks, if they materialize, can adversely impact a State’s or municipality’s financial plan in current or future years. In addition, economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.

These losses could adversely affect the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of municipal securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.

Russia Ukraine Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Russia/Ukraine Market Risk

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.

Defensive Measures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defensive Measures

The Fund may invest up to 100% of its assets in cash, cash equivalents and short-term investments as a defensive measure in response to adverse market conditions or opportunistically at the discretion of the Adviser or Subadviser. During these periods, the Fund may not be pursuing its investment objectives.

Market Discount [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Market Discount Common stock of closed-end funds frequently trades at a discount from its NAV. This risk would also apply to the Fund’s investments in closed-end funds.
Limited Term And Eligible Tender Offer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Term and Eligible Tender Offer Risk

The Fund is scheduled to terminate on or about the Termination Date (unless it is converted to a perpetual fund). The Fund is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. In addition, the Fund is not a “target term” fund whose investment objective is to return its original NAV on the termination date.

The Fund is not required to conduct an Eligible Tender Offer. If the Fund conducts an Eligible Tender Offer, there can be no assurance that the number of tendered Common Shares would not result in the Fund’s net assets totaling less than the Termination Threshold, in which case the Eligible Tender Offer will be terminated, no Common Shares will be repurchased pursuant to the Eligible Tender Offer and the Fund will terminate on or before the Termination Date (subject to possible extensions). Following the completion of an Eligible Tender Offer in which the number of tendered Common Shares would result in the Fund’s net assets equaling or totaling greater than the Termination Threshold, the Board of Directors may eliminate the limited term structure of the Fund upon the affirmative vote of a majority of the Board of Directors and without a vote of Common Shareholders. Thereafter, the Fund will have a perpetual existence. The Fund is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to a perpetual structure. Therefore, remaining Common Shareholders may not have another opportunity to participate in a tender offer or exchange their Common Shares for the then-existing NAV per Common Share. Common Shares of closed-end management investment companies frequently trade at a discount from their NAV and as a result remaining Common Shareholders may only be able to sell their Common Shares at a discount to NAV. See “—Market Discount.” The Adviser may have a conflict of interest in recommending to the Board of Directors that the limited term structure be eliminated and the Fund have a perpetual existence.

In order to pay for Common Shares to be purchased in an Eligible Tender Offer or to liquidate the portfolio in connection with the Fund’s termination, the Fund will be required to sell its assets. As a result, the Fund may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. The Fund may receive proceeds from the disposition of portfolio investments that are less than the valuations of such investments by the Fund and, in particular, losses from the disposition of illiquid securities may be significant. The disposition of portfolio investments by the Fund could also cause market prices of such instruments, and hence the NAV and market price of the Common Shares, to decline. In addition, disposition of portfolio investments will cause the Fund to incur increased brokerage and related transaction expenses.

Moreover, in conducting such portfolio transactions, the Fund may need to deviate from its investment policies and may not achieve its investment objectives. The Fund’s portfolio composition may change as its portfolio holdings mature or are called or sold in anticipation of an Eligible Tender Offer or the Termination Date. During such period(s), it is possible that the Fund will hold a greater percentage of its total assets in shorter term and lower yielding securities and cash and cash equivalents than it would otherwise, which may impede the Fund’s ability to achieve its investment objectives and adversely impact the Fund’s performance and distributions to Common Shareholders, which may in turn adversely impact the market value of the Common Shares. In addition, the Fund may be required to reduce its leverage, which could also adversely impact its performance. The additional cash or cash equivalents held by the Fund could be obtained through reducing the Fund’s distributions to Common Shareholders and/or holding cash in lieu of reinvesting, which could limit the ability of the Fund to participate in new investment opportunities. The Fund does not limit its investments to securities having a maturity date prior to or around the Termination Date, which may exacerbate the foregoing risks and considerations. A Common Shareholder may be subject to the foregoing risks over an extended period of time, particularly if the Fund conducts an Eligible Tender Offer and is also subsequently terminated by or around the Termination Date.

If the Fund’s tax basis for the investments sold is less than the sale proceeds, the Fund will recognize capital gains, which the Fund will be required to distribute to Common Shareholders. In addition, the Fund’s purchase of tendered Common Shares pursuant to a tender offer will have tax consequences for tendering Common Shareholders and may have tax consequences for non-tendering Common Shareholders. The purchase of Common Shares by the Fund pursuant to a tender offer will have the effect of increasing the proportionate interest in the Fund of non-tendering Common Shareholders. All Common Shareholders remaining after a tender offer will be subject to proportionately higher expenses due to the reduction in the Fund’s total assets resulting from payment for the tendered Common Shares. A reduction in net assets, and the corresponding increase in the Fund’s expense ratio, could result in lower returns and put the Fund at a disadvantage relative to its peers and potentially cause the Fund to trade at a wider discount to NAV than it otherwise would. Such reduction in the Fund’s total assets may also result in less investment flexibility, reduced diversification and greater volatility for the Fund, and may have an adverse effect on the Fund’s investment performance. Moreover, the resulting reduction in the number of outstanding Common Shares could cause the Common Shares to become thinly traded or otherwise adversely impact the secondary market trading of such shares. Furthermore, the portfolio of the Fund following an Eligible Tender Offer could be significantly different and, therefore, Common Shareholders retaining an investment in the Fund could be subject to greater risk. For example, the Fund may be required to sell its more liquid, higher quality portfolio investments to purchase Common Shares that are tendered in an Eligible Tender Offer, which would leave a less liquid, lower quality portfolio for remaining shareholders. The prospects of an Eligible Tender Offer may attract arbitrageurs who would purchase the Common Shares prior to the tender offer for the sole purpose of tendering those shares which could have the effect of exacerbating the risks described herein for shareholders retaining an investment in the Fund following an Eligible Tender Offer.

In connection with its termination, the Fund may distribute the proceeds from the disposition of portfolio securities in one or more liquidating distributions prior to the final liquidation, which may cause fixed expenses to increase when expressed as a percentage of assets under management. Upon a termination, it is anticipated that the Fund will have distributed substantially all of its net assets to Common Shareholders, although securities for which no market exists, securities trading at depressed prices, if any, and assets recovered following termination may be placed in a liquidating trust. Common Shareholders will bear the costs associated with establishing and maintaining a liquidating trust, if necessary. Securities placed in a liquidating trust may be held for an indefinite period of time until they can be sold or pay out all of their cash flows. The Fund cannot predict the amount, if any, of securities that will be required to be placed in a liquidating trust.

Investment Style Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Style Risk

The Fund is managed by allocating the Fund’s assets between two different strategies as described in this Prospectus. This may cause the Fund to underperform funds that do not limit their investments to these two strategies during periods when these strategies underperform other types of investments.

Not A Complete Investment Program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Not a Complete Investment Program

The Fund is intended for investors seeking current income and overall total return over the long-term, and is not intended to be a short-term trading vehicle. An investment in the Common Shares of the Fund should not be considered a complete investment program. Each investor should take into account the Fund’s investment objectives and other characteristics as well as the investor’s other investments when considering an investment in the Common Shares. An investment in the Fund may not be appropriate for all investors.

Multi Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multi-Manager Risk

Fund performance is dependent upon the success of the Adviser and the Subadviser in implementing the Fund’s investment strategies in pursuit of its investment objectives. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets between each of the principal investment strategies. The Adviser’s and the Subadviser’s investment styles may not always be complementary, which could adversely affect the performance of the Fund. Because the Adviser and the Subadviser each makes investment decisions independently, it is possible that the Adviser and the Subadviser may, at any time, take positions that in effect may be opposite of positions taken by each other. In such cases, the Fund will incur brokerage and other transaction costs without accomplishing any net investment results. The multi-manager approach could increase the Fund’s portfolio turnover rates, which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, and higher broker commissions and other transaction costs. The trading costs and tax consequences associated with portfolio turnover may adversely affect the Fund’s performance. See “—Investment Style Risk.”

In addition, the Subadviser’s implementation of the Municipal Bond Income Strategy means that, at any point in time, the Subadviser will manage 35-75% of the Fund’s Managed Assets. To the extent the Subadvisory Agreement with the Subadviser is terminated or not renewed, Fund performance will become dependent on the Adviser or a new subadviser successfully implementing the Municipal Bond Income Strategy. There is no assurance that a suitable replacement to the Subadviser could be found if the Subadvisory Agreement is terminated or not renewed. Any such termination or non-renewal of the Subadvisory Agreement can have an adverse effect on an investment in the Fund. In addition, to the extent the Adviser retains the responsibility of implementing the Municipal Bond Income Strategy of the Fund following the termination or non-renewal of the Subadvisory Agreement, the approval of the Fund’s stockholders will likely not be required.

Asset Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset Allocation Risk

To the extent that the Adviser’s asset allocation between the Fund’s principal investment strategies may fail to produce the intended result, the Fund’s return may suffer. Additionally, the potentially active asset allocation style of the Fund may lead to changing allocations over time and represent a risk to investors who target fixed asset allocations.

Leverage Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risks

Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV. The leverage costs may be greater than the Fund’s return on the underlying investments made from the proceeds of leverage. The Fund’s leveraging strategy may not be successful. See “Use of Leverage.”

If the Fund were to utilize leverage in the form of borrowing, it anticipates that the money borrowed for investment purposes will incur interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause the holders of Common Shares to receive a higher current rate of return than if the Fund were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing return to the holders of Common Shares. Developments in the credit markets may adversely affect the ability of the Fund to borrow money for investment purposes and may increase the costs of such borrowings, which would reduce returns to the holders of Common Shares.

In addition to the foregoing, the use of leverage involves risks and special considerations for Common Shareholders, including:

●	the likelihood of greater volatility of NAV, market price and dividend rate of the Common Shares than a comparable portfolio without leverage;

●	the risk that fluctuations in interest rates on borrowings or on short-term debt or in the interest or dividend rates on any debt securities or Preferred Shares that the Fund must pay will reduce the return to the Common Shareholders;

●	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Common Shares;

●	when the Fund uses financial leverage, the investment management fees payable to the Adviser and the subadvisory fees payable by the Adviser to the Subadviser will be higher than if the Fund did not use leverage. This may create a conflict of interest between the Adviser and the Subadviser, on the one hand, and the holders of Common Shares, on the other; and

●	leverage may increase operating costs, which may reduce total return.

The use of leverage may limit the Fund’s flexibility and may require that the Fund sell other portfolio investments to pay Fund expenses, to maintain assets in an amount sufficient to cover the Fund’s leveraged exposure or to meet other obligations at a time when it may be disadvantageous to sell such assets.

Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Adviser does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objectives and policies if the Fund were to utilize such leverage.

Leverage risk would also apply to the Fund’s investments in Underlying Funds to the extent an Underlying Fund uses leverage. To the extent the Fund uses leverage and invests in Underlying Funds that also use leverage, the risks associated with leverage will be magnified, potentially significantly.

The Fund currently anticipates that leverage will be obtained through the use of proceeds received from tender option bond transactions. See “—Investment-Related Risks—Tender Option Bonds Risks.”

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover Risk

The Fund’s annual portfolio turnover rate may vary greatly from year to year. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to holders of Common Shares, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. See “U.S. Federal Income Tax Matters.”

Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk

The Adviser, the Subadviser and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the Adviser and the Subadviser each manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Adviser, the Subadviser and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Adviser, the Subadviser and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of the Adviser or Subadviser invest in, or even conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of the Adviser or Subadviser (as applicable) or result in the Adviser or Subadviser receiving material, non-public information, or the Adviser and Subadviser may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if the Adviser or Subadviser acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

The portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Adviser or the Subadviser which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Adviser, the Subadviser and their affiliates may provide more services to some types of funds and accounts than others.

The Fund, Adviser and/or Subadviser (as applicable) have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the Adviser and Subadviser are treated equitably. There is no guarantee that the policies and procedures adopted by the Adviser, the Subadviser and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the Adviser and/or the Subadviser may manage or advise from time to time. For further information on potential conflicts of interest, see “Management of the Fund—Conflicts of Interest” in the SAI.

In addition, while the Fund is using leverage, the amount of the fees paid to the Adviser (and by the Adviser to the Subadviser) for investment advisory and management services are higher than if the Fund did not use leverage because the fees paid are calculated based on the Fund’s Managed Assets, which include assets purchased with leverage. Therefore, the Adviser and the Subadviser have a financial incentive to leverage the Fund, which creates a conflict of interest between the Adviser and the Subadviser on the one hand and the Common Shareholders of the Fund on the other.

Stockholder Activism [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Stockholder Activism

Stockholder activism, which could take many forms, including making public demands that the Fund consider certain strategic alternatives, engaging in public campaigns to attempt to influence the Fund’s corporate governance and/or management, and commencing proxy contests to attempt to elect the activists’ representatives or others to the Fund’s Board of Directors, or arise in a variety of situations, has been increasing in the closed-end fund space recently. While the Fund is currently not subject to any stockholder activism, due to the potential volatility of the Fund’s stock price and for a variety of other reasons, the Fund may in the future become the target of stockholder activism. Stockholder activism could result in substantial costs and divert management’s and the Board’s attention and resources from its business. Also, the Fund may be required to incur significant legal and other expenses related to any activist stockholder matters. Further, the Fund’s stock price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any stockholder activism.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk

With the increased use of the Internet and because information technology (“IT”) systems and digital data underlie most of the Fund’s operations, the Fund and the Adviser, Subadviser, transfer agent, and other service providers and the vendors of each (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”). This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Successful cyber-attacks or other cyber-failures or events affecting the Fund or its Service Providers may adversely impact the Fund or its shareholders or cause an investment in the Fund to lose value. For instance, such attacks, failures or other events may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, or cause reputational damage. Because the Fund does not offer to redeem its Common Shares at NAV, damage to the reputation of the Fund or its service providers could cause a decline in the value of the Fund’s Common Shares, perhaps suddenly. Such attacks, failures or other events could also subject the Fund or its Service Providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Insurance protection and contractual indemnification provisions may be insufficient to cover these losses. The Fund or its Service Providers may also incur significant costs to manage and control Cyber Risk. While the Fund and its Service Providers have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate Cyber Risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated.

Cyber Risk is also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such issuers to lose value.

Secondary Market For The Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Market for the Common Shares

The issuance of Common Shares through the Plan may have an adverse effect on the secondary market for the Common Shares. The increase in the number of outstanding Common Shares resulting from the issuances pursuant to the Plan and the discount to the market price at which such Common Shares may be issued, may put downward pressure on the market price for the Common Shares. When the Common Shares are trading at a premium, the Fund may also issue Common Shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding Common Shares resulting from these offerings may put downward pressure on the market price for Common Shares.

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions

Maryland law and the Fund’s Charter and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status, including the adoption of a staggered Board of Directors and the supermajority voting requirements discussed herein. These provisions could deprive the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at NAV. See “Certain Provisions of the Fund’s Charter and Bylaws and of Maryland Law.” This risk would also apply to many of the Fund’s investments in Underlying Funds.

Risks Associated With Additional Offerings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Additional Offerings

There are risks associated with offerings of additional common or preferred shares of the Fund. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or do not purchase sufficient shares to maintain their percentage interest. In addition, the sale of shares in an offering may have an adverse effect on prices in the secondary market for the Fund’s shares by increasing the number of shares available, which may put downward pressure on the market price of the Fund’s Shares. These sales also might make it more difficult for the Fund to sell additional equity securities in the future at a time and price the Fund deems appropriate.

In the event any additional series of fixed rate preferred shares are issued and such shares are intended to be listed on an exchange, prior application will have been made to list such shares. During an initial period, which is not expected to exceed 30 days after the date of its initial issuance, such shares may not be listed on any securities exchange. During such period, the underwriters may make a market in such shares, although they will have no obligation to do so. Consequently, an investment in such shares may be illiquid during such period. Fixed rate preferred shares may trade at a premium to or discount from liquidation value.

There are risks associated with an offering of Rights (in addition to the risks discussed herein related to the offering of shares and preferred shares). Shareholders who do not exercise their rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their rights. As a result of such an offering, a shareholder may experience dilution in net asset value per share if the subscription price per share is below the net asset value per share on the expiration date. In addition to the economic dilution described above, if a shareholder does not exercise all of their Rights, the shareholder will incur voting dilution as a result of the Rights offering. This voting dilution will occur because the shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the Rights offering.

There is a risk that changes in market conditions may result in the underlying common shares or preferred shares purchasable upon exercise of Rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the Rights. If investors exercise only a portion of the rights, the number of shares issued may be reduced, and the shares may trade at less favorable prices than larger offerings for similar securities. Rights issued by the Fund may be transferable or non-transferable rights.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		360 South Rosemary Avenue
Entity Address, Address Line Two		Suite 1420
Entity Address, City or Town		West Palm Beach
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33401
Contact Personnel Name		Marcus L. Collins, Esq.
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Dividends [Text Block]		Common Shareholders are entitled to receive dividends if and when the Board of Directors declares dividends from funds legally available. Whenever Preferred Shares or borrowings are outstanding, Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on the Preferred Shares and interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution as described above.
Security Voting Rights [Text Block]		Common Shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that, assuming there are no Preferred Shares are outstanding, the holders of more than 50% of the Common Shares will elect 100% of the directors then nominated for election if they choose to do so and, in such event, the holders of the remaining Common Shares will not be able to elect any Directors.
Security Liquidation Rights [Text Block]		In the event of the Fund’s liquidation, dissolution or winding up, Common Shares would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of Preferred Shares, if any Preferred Shares are outstanding at such time.
Security Preemptive and Other Rights [Text Block]		The Common Shares have no preemptive, conversion, exchange, appraisal or redemption rights, and each share has equal voting, dividend, distribution and liquidation rights.
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Authorized [Shares]		50,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		8,455,000

[1]	The applicable prospectus supplement to be used in connection with any sales of Common Shares or Preferred Shares will set forth any applicable sales load and the estimated offering expenses borne by the Fund under an Offering.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee is inclusive of the fees payable by the Adviser to the Subadviser for sub-advisory services. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its tender option bond transactions. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.40% of the Fund’s Managed Assets represents 2.29% of net assets attributable to Common Shares assuming the use of leverage in an amount of 40% of the Fund’s Managed Assets. See “Management of the Fund—Investment Advisory and Subadvisory Agreements.”
[4]	Interest and fees on leverage in the table reflect the cost to the Fund of tender option bond transactions, expressed as a percentage of the Fund’s net assets as of June 30, 2023, based on interest rates in effect as of June 30, 2023. The table assumes the use of leverage from the proceeds of tender option bond transactions representing, in the aggregate, 40% of Managed Assets at a weighted average annual expense to the Fund of 3.14%.
[5]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of tender option bond transactions and variations in market interest rates. See “Use of Leverage.”
[6]	The “Leverage Costs” include the expenses associated with the Fund’s tender option bond transactions, including remarketing, administration and trustee services to a TOB issuer.
[7]	As of the date of this Prospectus, the Fund has not issued any Preferred Shares. The applicable prospectus supplement will set forth the expenses related to any Preferred Shares in the future.
[8]	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the Underlying Funds’ fees attributable to the Fund’s investments in shares of the Underlying Funds. The 0.91% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights, when available.
[9]	The table above assumes the use of leverage in an amount equal to 40% of the Fund’s Managed Assets (or 66% of the Fund’s net assets) and shows Fund expenses as a percentage of net assets attributable to Common Shares, as only Common Shareholders of the Fund will bear all of the expenses reflected in the table. For purposes of this assumption, all leverage used is in the form of proceeds from tender option bond transactions. The table presented below in this footnote 8 estimates what the Fund’s annual expenses would be, stated as percentages of the Fund’s net assets attributable to Common Shares, but, unlike the table above, assumes that the Fund does not utilize leverage. In accordance with these assumptions, the Fund’s expenses would be estimated to be as follows:
[10]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at NAV and that the Fund is engaged in leverage of 40% of Managed Assets, assuming interest and fees on leverage of 3.14%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable for the Fund’s tender option bond transactions. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the table.
[11]	Based on high and low closing market price for the respective quarter.
[12]	Based on the net asset value calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
[13]	Calculated based on the information presented.